UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Small Cap Index VIP

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 14.3%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	13,103	261,274
Cooper Tire & Rubber Co.	9,821	388,028
Cooper-Standard Holding, Inc.*	2,252	130,616
Dana Holding Corp.	28,140	446,863
Dorman Products, Inc.* (a)	4,626	235,417
Drew Industries, Inc.	4,128	225,430
Federal-Mogul Holdings Corp.*	4,759	32,504
Fox Factory Holding Corp.*	2,961	49,922
Gentherm, Inc.*	6,243	280,436
Horizon Global Corp.*	3,151	27,792
Metaldyne Performance Group, Inc.	2,123	44,604
Modine Manufacturing Co.*	8,591	67,611
Motorcar Parts of America, Inc.*	3,231	101,260
Remy International, Inc.	4,828	141,219
Standard Motor Products, Inc.	3,316	115,662
Stoneridge, Inc.*	4,448	54,888
Strattec Security Corp.	601	37,899
Superior Industries International, Inc.	4,135	77,242
Tenneco, Inc.*	10,577	473,532
Tower International, Inc.*	3,485	82,804
		3,275,003
Automobiles 0.0%
Winnebago Industries, Inc.	4,479	85,773
Distributors 0.3%
Core-Mark Holding Co., Inc.	3,973	260,033
Fenix Parts, Inc.*	2,451	16,373
Pool Corp.	7,517	543,479
VOXX International Corp.*	3,865	28,678
Weyco Group, Inc.	1,254	33,908
		882,471
Diversified Consumer Services 1.1%
2U, Inc.*	4,082	146,544
American Public Education, Inc.* (a)	3,122	73,211
Apollo Education Group, Inc.*	16,008	177,048
Ascent Capital Group, Inc. "A"*	2,240	61,331
Bridgepoint Education, Inc.*	3,215	24,498
Bright Horizons Family Solutions, Inc.*	6,351	407,988
Cambium Learning Group, Inc.*	2,305	10,995
Capella Education Co.	2,166	107,260
Career Education Corp.*	11,401	42,868
Carriage Services, Inc.	2,634	56,868
Chegg, Inc.* (a)	12,657	91,257
Collectors Universe, Inc.	1,342	20,237
DeVry Education Group, Inc. (a)	10,914	296,970
Grand Canyon Education, Inc.*	8,151	309,657
Houghton Mifflin Harcourt Co.*	23,485	476,980
K12, Inc.*	5,568	69,266
Liberty Tax, Inc.	1,055	24,571
LifeLock, Inc.* (a)	16,446	144,067
Regis Corp.*	7,235	94,779
Sotheby's (a)	10,739	343,433
Steiner Leisure Ltd.*	2,188	138,238
Strayer Education, Inc.* (a)	1,955	107,466
Universal Technical Institute, Inc.	3,351	11,762
Weight Watchers International, Inc.* (a)	5,062	32,296
		3,269,590
Hotels, Restaurants & Leisure 3.5%
Belmond Ltd. "A"*	16,806	169,909
Biglari Holdings, Inc.*	294	107,528
BJ's Restaurants, Inc.*	3,664	157,662
Bloomin' Brands, Inc.	21,584	392,397
Bob Evans Farms, Inc.	3,797	164,600
Bojangles', Inc.*	1,477	24,961
Boyd Gaming Corp.*	13,580	221,354
Bravo Brio Restaurant Group, Inc.*	2,812	31,691
Buffalo Wild Wings, Inc.*	3,277	633,870
Caesars Acquisition Co. "A"*	7,711	54,748
Caesars Entertainment Corp.* (a)	10,215	60,166
Carrols Restaurant Group, Inc.*	5,730	68,187
Churchill Downs, Inc.	2,313	309,503
Chuy's Holdings, Inc.* (a)	2,805	79,662
ClubCorp Holdings, Inc.	7,541	161,830
Cracker Barrel Old Country Store, Inc. (a)	3,334	491,031
Dave & Buster's Entertainment, Inc.*	3,802	143,830
Del Frisco's Restaurant Group, Inc.*	4,204	58,394
Denny's Corp.*	14,151	156,086
Diamond Resorts International, Inc.*	7,241	169,367
DineEquity, Inc.	2,913	267,006
El Pollo Loco Holdings, Inc.*	2,147	23,145
Eldorado Resorts, Inc.*	5,008	45,172
Empire Resorts, Inc.*	2,935	12,356
Fiesta Restaurant Group, Inc.* (a)	4,664	211,606
Fogo De Chao, Inc.*	867	13,525
International Speedway Corp. "A"	4,797	152,161
Interval Leisure Group, Inc.	6,734	123,636
Intrawest Resorts Holdings, Inc.*	3,214	27,833
Isle of Capri Casinos, Inc.*	3,536	61,668
J. Alexander's Holdings, Inc.*	2,341	23,337
Jack in the Box, Inc.	6,488	499,835
Jamba, Inc.* (a)	2,160	30,780
Kona Grill, Inc.*	1,504	23,688
Krispy Kreme Doughnuts, Inc.*	11,261	164,748
La Quinta Holdings, Inc.*	15,970	252,007
Marcus Corp.	2,886	55,815
Marriott Vacations Worldwide Corp.	4,499	306,562
Monarch Casino & Resort, Inc.*	1,848	33,209
Morgans Hotel Group Co.*	4,704	15,617
Noodles & Co.* (a)	2,106	29,821
Papa John's International, Inc.	5,011	343,153
Papa Murphy's Holdings, Inc.*	1,623	23,826
Penn National Gaming, Inc.* (a)	13,529	227,017
Pinnacle Entertainment, Inc.*	10,508	355,591
Planet Fitness, Inc. "A"*	2,668	45,730
Popeyes Louisiana Kitchen, Inc.*	3,973	223,918
Potbelly Corp.* (a)	3,875	42,664
Red Robin Gourmet Burgers, Inc.* (a)	2,437	184,578
Ruby Tuesday, Inc.*	10,601	65,832
Ruth's Hospitality Group, Inc.	6,031	97,943
Scientific Games Corp. "A"* (a)	8,710	91,019
SeaWorld Entertainment, Inc. (a)	11,605	206,685
Shake Shack, Inc. "A"* (a)	912	43,229
Sonic Corp.	8,876	203,704
Speedway Motorsports, Inc.	2,192	39,566
Texas Roadhouse, Inc. (a)	12,037	447,776
The Cheesecake Factory, Inc. (a)	8,464	456,717
The Habit Restaurants, Inc. "A"*	2,042	43,719
Vail Resorts, Inc.	6,226	651,738
Wingstop, Inc.*	1,146	27,481
Zoe's Kitchen, Inc.* (a)	3,213	126,881
		9,979,070
Household Durables 1.3%
Bassett Furniture Industries, Inc.	1,910	53,193
Beazer Homes U.S.A., Inc.*	5,615	74,848
Cavco Industries, Inc.*	1,467	99,888
Century Communities, Inc.*	2,708	53,754
CSS Industries, Inc.	1,747	46,016
Ethan Allen Interiors, Inc. (a)	4,270	112,771
Flexsteel Industries, Inc.	1,108	34,625
Green Brick Partners, Inc.*	3,648	39,508
Helen of Troy Ltd.*	4,874	435,248
Hooker Furniture Corp.	1,921	45,220
Hovnanian Enterprises, Inc. "A"*	19,941	35,296
Installed Building Products, Inc.*	3,538	89,441
iRobot Corp.* (a)	5,120	149,197
KB HOME (a)	13,981	189,443
La-Z-Boy, Inc.	8,898	236,331
LGI Homes, Inc.*	2,170	59,002
Libbey, Inc.	3,688	120,266
Lifetime Brands, Inc.	2,058	28,771
M.D.C. Holdings, Inc. (a)	6,628	173,521
M/I Homes, Inc.*	4,007	94,485
Meritage Homes Corp.* (a)	6,935	253,266
NACCO Industries, Inc. "A"	688	32,714
New Home Co., Inc.*	1,620	20,979
Ryland Group, Inc. (a)	8,067	329,376
Skullcandy, Inc.*	3,924	21,700
Standard Pacific Corp.* (a)	25,430	203,440
Taylor Morrison Home Corp. "A"*	5,791	108,060
TRI Pointe Homes, Inc.*	27,615	361,480
Universal Electronics, Inc.*	2,717	114,195
WCI Communities, Inc.*	2,546	57,616
William Lyon Homes "A"*	3,218	66,291
ZAGG, Inc.*	5,246	35,620
		3,775,561
Internet & Catalog Retail 0.7%
1-800 FLOWERS.COM, Inc. "A"*	3,796	34,544
Blue Nile, Inc.*	1,921	64,430
Etsy, Inc.* (a)	3,542	48,490
EVINE Live, Inc.*	8,424	22,071
FTD Companies, Inc.*	3,203	95,449
HSN, Inc.	5,597	320,372
Lands' End, Inc.* (a)	2,630	71,036
Liberty TripAdvisor Holdings, Inc. "A"*	12,825	284,330
NutriSystem, Inc. (a)	4,828	128,039
Overstock.com, Inc.*	2,227	38,215
PetMed Express, Inc. (a)	3,225	51,923
Shutterfly, Inc.*	6,444	230,373
Travelport Worldwide Ltd. (a)	17,912	236,797
Wayfair, Inc. "A"* (a)	3,559	124,779
zulily, Inc. "A"*	11,641	202,553
		1,953,401
Leisure Products 0.3%
Arctic Cat, Inc.	2,138	47,421
Black Diamond, Inc.*	3,358	21,088
Callaway Golf Co.	13,186	110,103
Escalade, Inc.	1,919	30,320
JAKKS Pacific, Inc.* (a)	3,487	29,709
Johnson Outdoors, Inc. "A"	976	20,594
Malibu Boats, Inc. "A"*	3,157	44,135
Marine Products Corp.	2,196	15,240
MCBC Holdings, Inc.*	1,200	15,552
Nautilus, Inc.*	5,499	82,485
Performance Sports Group Ltd.*	7,450	99,979
Smith & Wesson Holding Corp.*	9,493	160,147
Sturm, Ruger & Co., Inc. (a)	3,150	184,874
		861,647
Media 1.5%
AMC Entertainment Holdings, Inc. "A"	3,546	89,324
Carmike Cinemas, Inc.*	4,013	80,621
Central European Media Enterprises Ltd. "A"* (a)	13,726	29,648
Crown Media Holdings, Inc. "A"*	6,391	34,192
Cumulus Media, Inc. "A"*	25,264	17,781
Daily Journal Corp.* (a)	200	37,240
DreamWorks Animation SKG, Inc. "A"* (a)	12,996	226,780
Entercom Communications Corp. "A"*	4,295	43,637
Entravision Communications Corp. "A"	11,325	75,198
Eros International PLC*	4,755	129,288
Global Eagle Entertainment, Inc.*	8,222	94,389
Gray Television, Inc.*	11,033	140,781
Harte-Hanks, Inc.	7,684	27,125
Hemisphere Media Group, Inc.*	1,706	23,202
IMAX Corp.* (a)	10,348	349,659
Journal Media Group, Inc.	4,326	32,445
Loral Space & Communications, Inc.*	2,278	107,248
Martha Stewart Living Omnimedia, Inc. "A"*	5,816	34,663
MDC Partners, Inc. "A"	7,619	140,418
Media General, Inc.* (a)	16,704	233,689
Meredith Corp. (a)	6,387	271,959
National CineMedia, Inc.	10,527	141,272
New Media Investment Group, Inc.	7,598	117,465
New York Times Co. "A"	23,309	275,279
Nexstar Broadcasting Group, Inc. "A"	5,444	257,773
Reading International, Inc. "A"*	2,744	34,767
Rentrak Corp.*	2,251	121,712
Saga Communications, Inc. "A"	704	23,661
Scholastic Corp.	4,558	177,580
SFX Entertainment, Inc.*	7,504	3,826
Sinclair Broadcast Group, Inc. "A" (a)	11,305	286,243
Sizmek, Inc.*	3,370	20,186
The E.W. Scripps Co. "A"	10,054	177,654
Time, Inc.	18,952	361,036
Townsquare Media, Inc. "A"*	1,342	13,111
Tribune Publishing Co.	4,673	36,636
World Wrestling Entertainment, Inc. "A" (a)	5,013	84,720
		4,352,208
Multiline Retail 0.4%
Big Lots, Inc. (a)	8,519	408,230
Burlington Stores, Inc.*	12,941	660,509
Fred's, Inc. "A" (a)	6,074	71,977
Ollie's Bargain Outlet Holdings, Inc.*	1,764	28,524
Tuesday Morning Corp.* (a)	8,006	43,312
		1,212,552
Specialty Retail 3.1%
Abercrombie & Fitch Co. "A" (a)	11,863	251,377
America's Car-Mart, Inc.*	1,384	45,797
American Eagle Outfitters, Inc. (a)	33,890	529,701
Asbury Automotive Group, Inc.*	4,718	382,866
Ascena Retail Group, Inc.* (a)	29,382	408,704
Barnes & Noble Education, Inc.*	5,561	70,680
Barnes & Noble, Inc.	8,800	106,568
bebe stores, inc.	5,654	5,315
Big 5 Sporting Goods Corp.	2,771	28,763
Boot Barn Holdings, Inc.*	2,123	39,127
Build-A-Bear Workshop, Inc.*	2,399	45,317
Caleres, Inc.	7,468	227,998
Cato Corp. "A"	4,415	150,242
Chico's FAS, Inc.	24,631	387,446
Christopher & Banks Corp.*	7,228	8,023
Citi Trends, Inc.	2,564	59,946
Conn's, Inc.* (a)	4,773	114,743
Destination XL Group, Inc.*	6,816	39,601
Express, Inc.*	14,433	257,918
Five Below, Inc.* (a)	9,490	318,674
Francesca's Holdings Corp.* (a)	6,846	83,727
Genesco, Inc.*	4,087	233,245
Group 1 Automotive, Inc.	4,058	345,539
Guess?, Inc.	10,740	229,406
Haverty Furniture Companies, Inc.	3,340	78,423
Hibbett Sports, Inc.* (a)	4,204	147,182
Kirkland's, Inc.	3,072	66,171
Lithia Motors, Inc. "A"	3,926	424,440
Lumber Liquidators Holdings, Inc.* (a)	4,757	62,507
MarineMax, Inc.* (a)	4,382	61,918
Mattress Firm Holding Corp.* (a)	3,478	145,241
Monro Muffler Brake, Inc.	5,544	374,497
Outerwall, Inc. (a)	3,133	178,362
Party City Holdco, Inc.*	4,463	71,274
Pier 1 Imports, Inc. (a)	15,412	106,343
Rent-A-Center, Inc. (a)	9,128	221,354
Restoration Hardware Holdings, Inc.* (a)	5,773	538,679
Select Comfort Corp.*	8,904	194,819
Shoe Carnival, Inc.	2,481	59,048
Sonic Automotive, Inc. "A"	5,625	114,862
Sportsman's Warehouse Holdings, Inc.* (a)	3,207	39,510
Stage Stores, Inc. (a)	5,716	56,245
Stein Mart, Inc.	4,534	43,889
Systemax, Inc.*	2,113	15,826
The Buckle, Inc. (a)	4,917	181,781
The Children's Place, Inc.	3,567	205,709
The Container Store Group, Inc.* (a)	2,505	35,270
The Finish Line, Inc. "A"	7,819	150,907
The Men's Wearhouse, Inc.	8,275	351,853
The Pep Boys - Manny, Moe & Jack*	9,380	114,342
Tile Shop Holdings, Inc.* (a)	4,466	53,503
Tilly's, Inc. "A"*	1,996	14,691
Vitamin Shoppe, Inc.*	5,003	163,298
West Marine, Inc.*	3,479	30,546
Winmark Corp.	373	38,389
Zumiez, Inc.*	3,796	59,331
		8,770,933
Textiles, Apparel & Luxury Goods 1.0%
Cherokee, Inc.	1,519	23,575
Columbia Sportswear Co.	4,984	293,009
Crocs, Inc.*	13,320	172,161
Culp, Inc.	1,603	51,408
Deckers Outdoor Corp.*	5,618	326,181
G-III Apparel Group Ltd.*	6,843	421,939
Iconix Brand Group, Inc.*	8,124	109,836
Movado Group, Inc.	2,846	73,512
Oxford Industries, Inc.	2,510	185,439
Perry Ellis International, Inc.*	1,891	41,526
Sequential Brands Group, Inc.*	4,165	60,268
Steven Madden Ltd.*	9,755	357,228
Superior Uniform Group, Inc.	1,319	23,650
Tumi Holdings, Inc.*	9,698	170,879
Unifi, Inc.*	2,552	76,075
Vera Bradley, Inc.*	3,193	40,264
Vince Holding Corp.*	2,734	9,378
Wolverine World Wide, Inc. (a)	17,961	388,676
		2,825,004
Consumer Staples 3.3%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,574	331,500
Castle Brands, Inc.*	11,875	15,675
Coca-Cola Bottling Co. Consolidated	783	151,416
Craft Brewers Alliance, Inc.*	2,005	15,980
MGP Ingredients, Inc.	1,901	30,435
National Beverage Corp.*	1,878	57,711
		602,717
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	6,668	686,271
Fairway Group Holdings Corp.*	3,607	3,787
Ingles Markets, Inc. "A"	2,291	109,579
Natural Grocers by Vitamin Cottage, Inc.*	1,707	38,732
PriceSmart, Inc. (a)	3,399	262,879
Smart & Final Stores, Inc.*	4,309	67,694
SpartanNash Co.	6,421	165,983
SUPERVALU, Inc.*	44,776	321,492
The Andersons, Inc.	4,920	167,575
The Chefs' Warehouse, Inc.* (a)	3,382	47,889
The Fresh Market, Inc.*	7,431	167,866
United Natural Foods, Inc.*	8,667	420,436
Village Super Market, Inc. "A"	1,263	29,819
Weis Markets, Inc.	1,804	75,317
		2,565,319
Food Products 1.7%
Alico, Inc.	689	27,966
Amplify Snack Brands, Inc.*	2,578	27,610
Arcadia Biosciences, Inc.*	1,452	4,429
B&G Foods, Inc. (a)	10,046	366,177
Boulder Brands, Inc.* (a)	9,723	79,631
Cal-Maine Foods, Inc. (a)	5,366	293,037
Calavo Growers, Inc.	2,619	116,912
Darling Ingredients, Inc.*	28,652	322,048
Dean Foods Co. (a)	16,338	269,904
Diamond Foods, Inc.*	4,384	135,290
Farmer Brothers Co.*	1,454	39,621
Fresh Del Monte Produce, Inc.	5,786	228,605
Freshpet, Inc.* (a)	3,690	38,745
Inventure Foods, Inc.*	3,259	28,940
J & J Snack Foods Corp.	2,576	292,788
John B. Sanfilippo & Son, Inc.	1,341	68,740
Lancaster Colony Corp.	3,177	309,694
Landec Corp.*	4,359	50,870
Lifeway Foods, Inc.*	911	9,547
Limoneira Co. (a)	1,959	32,774
Omega Protein Corp.*	3,940	66,862
Post Holdings, Inc.*	10,586	625,633
Sanderson Farms, Inc. (a)	3,831	262,692
Seaboard Corp.*	45	138,555
Seneca Foods Corp. "A"*	1,188	31,304
Snyder's-Lance, Inc.	8,461	285,389
Tootsie Roll Industries, Inc. (a)	3,262	102,068
TreeHouse Foods, Inc.*	7,402	575,802
		4,831,633
Household Products 0.2%
Central Garden & Pet Co. "A"*	7,541	121,485
HRG Group, Inc.*	13,594	159,458
Oil-Dri Corp. of America	762	17,450
Orchids Paper Products Co.	1,570	40,977
WD-40 Co.	2,481	220,983
		560,353
Personal Products 0.1%
Elizabeth Arden, Inc.* (a)	4,115	48,104
Inter Parfums, Inc.	2,768	68,674
Medifast, Inc.* (a)	1,930	51,840
Natural Health Trends Corp.	1,400	45,752
Nature's Sunshine Products, Inc.	2,076	24,870
Nutraceutical International Corp.*	1,265	29,867
Revlon, Inc. "A"*	1,879	55,337
Synutra International, Inc.*	3,372	16,017
USANA Health Sciences, Inc.* (a)	994	133,226
		473,687
Tobacco 0.2%
Universal Corp.	3,923	194,463
Vector Group Ltd. (a)	14,778	334,124
		528,587
Energy 2.9%
Energy Equipment & Services 0.9%
Atwood Oceanics, Inc. (a)	11,002	162,940
Basic Energy Services, Inc.*	7,622	25,153
Bristow Group, Inc.	6,012	157,274
C&J Energy Services Ltd.* (a)	10,040	35,341
CARBO Ceramics, Inc. (a)	3,460	65,705
Era Group, Inc.*	3,545	53,069
Exterran Holdings, Inc.	11,962	215,316
Fairmount Santrol Holdings, Inc.* (a)	11,384	30,737
Forum Energy Technologies, Inc.*	10,121	123,577
Geospace Technologies Corp.*	2,061	28,462
GulfMark Offshore, Inc. "A" (a)	4,402	26,896
Helix Energy Solutions Group, Inc.*	17,726	84,908
Hornbeck Offshore Services, Inc.* (a)	5,697	77,080
Independence Contract Drilling, Inc.*	2,527	12,585
ION Geophysical Corp.*	25,155	9,810
Key Energy Services, Inc.*	19,173	9,011
Matrix Service Co.*	4,628	103,991
McDermott International, Inc.* (a)	41,964	180,445
Natural Gas Services Group*	2,372	45,780
Newpark Resources, Inc.*	14,535	74,419
Nordic American Offshore Ltd.*	3,090	18,540
North Atlantic Drilling Ltd.	13,885	10,691
Oil States International, Inc.*	8,770	229,160
Parker Drilling Co.*	20,129	52,939
PHI, Inc. (Non Voting)*	2,151	40,611
Pioneer Energy Services Corp.*	10,246	21,517
RigNet, Inc.*	2,075	52,913
SEACOR Holdings, Inc.* (a)	3,108	185,890
Seventy Seven Energy, Inc.*	10,009	13,812
Tesco Corp.	6,328	45,182
TETRA Technologies, Inc.*	13,681	80,855
Tidewater, Inc. (a)	7,888	103,648
U.S. Silica Holdings, Inc. (a)	9,112	128,388
Unit Corp.*	8,432	94,944
		2,601,589
Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum Corp.*	15,588	19,953
Adams Resources & Energy, Inc.	426	17,466
Alon U.S.A. Energy, Inc.	5,265	95,139
Approach Resources, Inc.* (a)	5,691	10,642
Ardmore Shipping Corp.	2,975	35,938
Bill Barrett Corp.*	8,775	28,957
Bonanza Creek Energy, Inc.*	8,828	35,930
Callon Petroleum Co.*	11,405	83,142
Carrizo Oil & Gas, Inc.*	8,948	273,272
Clayton Williams Energy, Inc.*	976	37,879
Clean Energy Fuels Corp.* (a)	11,774	52,983
Cloud Peak Energy, Inc.* (a)	10,946	28,788
Contango Oil & Gas Co.*	3,102	23,575
Delek U.S. Holdings, Inc.	9,850	272,845
DHT Holdings, Inc.	15,654	116,153
Dorian LPG Ltd.*	4,452	45,900
Earthstone Energy, Inc.*	367	5,578
Eclipse Resources Corp.* (a)	8,545	16,663
Energy Fuels, Inc.*	7,779	22,637
Energy XXI Ltd. (a)	14,531	15,258
Erin Energy Corp.*	2,469	9,678
Evolution Petroleum Corp.	4,814	26,718
EXCO Resources, Inc. (a)	29,546	22,159
Frontline Ltd.* (a)	19,207	51,667
GasLog Ltd.	7,402	71,207
Gastar Exploration, Inc.*	12,625	14,519
Gener8 Maritime, Inc.*	2,901	31,766
Green Plains, Inc.	6,505	126,587
Halcon Resources Corp.* (a)	61,299	32,488
Hallador Energy Co.	2,017	14,018
Isramco, Inc.*	166	16,490
Jones Energy, Inc. "A"*	5,159	24,712
Magnum Hunter Resources Corp.*	36,013	12,244
Matador Resources Co.*	12,692	263,232
Navios Maritime Acquisition Corp.	15,093	53,127
Nordic American Tankers Ltd. (a)	15,494	235,509
Northern Oil & Gas, Inc.* (a)	10,190	45,040
Oasis Petroleum, Inc.* (a)	23,737	206,037
Pacific Ethanol, Inc.*	5,193	33,703
Panhandle Oil & Gas, Inc. "A"	2,810	45,410
Par Petroleum Corp.*	2,849	59,345
Parsley Energy, Inc. "A"*	15,867	239,116
PDC Energy, Inc.*	6,958	368,844
Peabody Energy Corp. (a)	49,326	68,070
Penn Virginia Corp.* (a)	11,638	6,168
Renewable Energy Group, Inc.*	7,387	61,164
REX American Resources Corp.*	1,142	57,808
Rex Energy Corp.* (a)	7,076	14,647
Ring Energy, Inc.*	3,702	36,539
RSP Permian, Inc.*	10,192	206,388
Sanchez Energy Corp.* (a)	9,398	57,798
SandRidge Energy, Inc.* (a)	76,899	20,763
Scorpio Tankers, Inc.	31,098	285,169
SemGroup Corp. "A"	7,509	324,689
Ship Finance International Ltd. (a)	10,473	170,186
Solazyme, Inc.* (a)	13,382	34,793
Stone Energy Corp.*	10,331	51,242
Synergy Resources Corp.* (a)	18,084	177,223
Teekay Tankers Ltd. "A"	16,345	112,780
TransAtlantic Petroleum Ltd.*	4,402	11,181
Triangle Petroleum Corp.* (a)	8,316	11,809
Ultra Petroleum Corp.* (a)	26,002	166,153
Uranium Energy Corp.*	16,356	16,356
W&T Offshore, Inc. (a)	5,618	16,854
Western Refining, Inc.	12,194	537,999
Westmoreland Coal Co.*	3,189	44,933
		5,733,026
Financials 25.4%
Banks 9.1%
1st Source Corp.	2,756	84,885
Access National Corp.	1,297	26,420
American National Bankshares, Inc.	1,484	34,800
Ameris Bancorp.	5,426	155,997
Ames National Corp.	1,604	36,780
Arrow Financial Corp.	1,994	53,242
Banc of California, Inc.	6,455	79,203
BancFirst Corp.	1,307	82,472
Banco Latinoamericano de Comercio Exterior SA "E" (a)	5,000	115,750
BancorpSouth, Inc.	16,535	393,037
Bank of Marin Bancorp.	1,118	53,653
Bank of the Ozarks, Inc.	13,518	591,548
Banner Corp.	3,531	168,676
Bar Harbor Bankshares	1,063	34,005
BBCN Bancorp., Inc.	13,375	200,892
Berkshire Hills Bancorp., Inc.	5,134	141,390
Blue Hills Bancorp., Inc.	4,596	63,655
BNC Bancorp.	4,917	109,305
Boston Private Financial Holdings, Inc.	14,132	165,344
Bridge Bancorp., Inc.	2,493	66,588
Bryn Mawr Bank Corp.	2,905	90,258
C1 Financial, Inc.*	859	16,364
Camden National Corp.	1,375	55,550
Capital Bank Financial Corp. "A"*	3,991	120,648
Capital City Bank Group, Inc.	2,067	30,840
Cardinal Financial Corp.	5,442	125,220
Cascade Bancorp.*	5,898	31,908
Cathay General Bancorp.	13,759	412,220
Centerstate Banks, Inc.	7,752	113,954
Central Pacific Financial Corp.	3,930	82,412
Century Bancorp., Inc. "A"	692	28,206
Chemical Financial Corp.	5,733	185,463
Citizens & Northern Corp.	2,084	40,680
City Holding Co. (a)	2,582	127,293
CNB Financial Corp.	2,436	44,262
CoBiz Financial, Inc.	6,209	80,779
Columbia Banking System, Inc.	9,967	311,070
Community Bank System, Inc.	6,978	259,372
Community Trust Bancorp., Inc.	2,597	92,219
CommunityOne Bancorp.*	2,174	23,631
ConnectOne Bancorp., Inc.	5,099	98,411
CU Bancorp.*	2,984	67,021
Customers Bancorp., Inc.*	4,762	122,383
CVB Financial Corp.	18,244	304,675
Eagle Bancorp., Inc.*	5,146	234,143
Enterprise Bancorp., Inc.	1,414	29,652
Enterprise Financial Services Corp.	3,318	83,514
Farmers Capital Bank Corp.*	1,334	33,150
FCB Financial Holdings, Inc. "A"*	4,806	156,772
Fidelity Southern Corp.	3,029	64,033
Financial Institutions, Inc.	2,275	56,374
First BanCorp.*	20,659	73,546
First BanCorp. - North Carolina	3,186	54,162
First Bancorp., Inc.	1,889	36,080
First Busey Corp.	4,038	80,235
First Business Financial Services, Inc.	1,532	36,033
First Citizens BancShares, Inc. "A"	1,333	301,258
First Commonwealth Financial Corp.	15,553	141,377
First Community Bancshares, Inc.	2,807	50,245
First Connecticut Bancorp, Inc.	2,696	43,460
First Financial Bancorp.	10,460	199,577
First Financial Bankshares, Inc. (a)	10,962	348,372
First Financial Corp. - Indiana	1,821	58,909
First Interstate BancSystem, Inc. "A"	3,310	92,150
First Merchants Corp.	6,357	166,681
First Midwest Bancorp., Inc.	13,168	230,967
First NBC Bank Holding Co.*	2,538	88,932
First of Long Island Corp.	2,060	55,682
FirstMerit Corp. (a)	28,758	508,154
Flushing Financial Corp.	5,048	101,061
FNB Corp.	29,996	388,448
Franklin Financial Network, Inc.*	971	21,702
Fulton Financial Corp.	30,384	367,646
German American Bancorp., Inc.	2,180	63,809
Glacier Bancorp., Inc.	12,909	340,668
Great Southern Bancorp., Inc.	1,746	75,602
Great Western Bancorp., Inc.	7,145	181,269
Green Bancorp., Inc.*	1,815	20,800
Guaranty Bancorp.	2,439	40,170
Hampton Roads Bankshares, Inc.*	6,596	12,532
Hancock Holding Co.	13,568	367,014
Hanmi Financial Corp.	5,305	133,686
Heartland Financial U.S.A., Inc.	3,174	115,184
Heritage Commerce Corp.	4,176	47,356
Heritage Financial Corp.	5,080	95,606
Heritage Oaks Bancorp.	4,274	34,021
Hilltop Holdings, Inc.*	13,235	262,185
Home Bancshares, Inc.	9,895	400,747
HomeTrust Bancshares, Inc.*	3,312	61,438
Horizon Bancorp.	1,905	45,244
IBERIABANK Corp.	6,548	381,159
Independent Bank Corp.	8,755	269,847
Independent Bank Group, Inc.	1,665	63,986
International Bancshares Corp.	9,146	228,924
Investors Bancorp., Inc.	60,749	749,643
Lakeland Bancorp., Inc.	6,340	70,437
Lakeland Financial Corp.	2,880	130,032
LegacyTexas Financial Group, Inc.	8,297	252,893
Live Oak Bancshares, Inc.	825	16,203
MainSource Financial Group, Inc.	3,743	76,207
MB Financial, Inc.	12,911	421,415
Mercantile Bank Corp.	2,728	56,688
Merchants Bancshares, Inc.	832	24,461
Metro Bancorp., Inc.	2,114	62,130
MidWestOne Financial Group, Inc.	1,240	36,282
National Bank Holdings Corp. "A"	5,965	122,461
National Bankshares, Inc.	1,314	40,879
National Commerce Corp.*	1,071	25,683
National Penn Bancshares, Inc.	24,517	288,075
NBT Bancorp., Inc.	7,451	200,730
NewBridge Bancorp.	5,947	50,728
OFG Bancorp. (a)	8,134	71,010
Old National Bancorp.	19,980	278,321
Old Second Bancorp., Inc.*	5,261	32,776
Opus Bank	1,850	70,744
Pacific Continental Corp.	3,501	46,598
Pacific Premier Bancorp., Inc.*	3,842	78,069
Park National Corp. (a)	2,289	206,514
Park Sterling Corp.	7,810	53,108
Peapack-Gladstone Financial Corp.	2,759	58,408
Penns Woods Bancorp., Inc.	795	32,531
Peoples Bancorp., Inc.	3,273	68,046
Peoples Financial Services Corp.	1,180	41,217
Pinnacle Financial Partners, Inc.	6,178	305,255
Preferred Bank	1,875	59,250
PrivateBancorp., Inc.	13,556	519,601
Prosperity Bancshares, Inc.	12,069	592,709
QCR Holdings, Inc.	2,086	45,621
Renasant Corp.	6,859	225,318
Republic Bancorp., Inc. "A"	1,886	46,301
S&T Bancorp., Inc.	5,902	192,523
Sandy Spring Bancorp., Inc.	4,036	105,662
Seacoast Banking Corp. of Florida*	3,938	57,810
ServisFirst Bancshares, Inc.	3,710	154,076
Sierra Bancorp.	2,278	36,357
Simmons First National Corp. "A"	5,197	249,092
South State Corp.	4,168	320,394
Southside Bancshares, Inc.	4,489	123,672
Southwest Bancorp., Inc.	3,118	51,166
Square 1 Financial, Inc. "A"*	2,999	76,999
State Bank Financial Corp. (a)	6,349	131,297
Sterling Bancorp.	20,537	305,385
Stock Yards Bancorp., Inc.	2,510	91,238
Stonegate Bank	1,771	56,336
Suffolk Bancorp.	1,961	53,575
Sun Bancorp, Inc.*	1,709	32,796
Talmer Bancorp., Inc. "A"	8,745	145,604
Texas Capital Bancshares, Inc.*	7,949	416,687
The Bancorp., Inc.*	5,323	40,561
Tompkins Financial Corp.	2,508	133,827
TowneBank (a)	7,530	141,940
TriCo Bancshares	4,001	98,305
Tristate Capital Holdings, Inc.*	3,380	42,149
Triumph Bancorp., Inc.*	2,646	44,453
Trustmark Corp. (a)	11,486	266,131
UMB Financial Corp. (a)	6,694	340,122
Umpqua Holdings Corp.	37,825	616,547
Union Bankshares Corp.	7,618	182,832
United Bankshares, Inc. (a)	12,023	456,754
United Community Banks, Inc.	9,532	194,834
Univest Corp. of Pennsylvania	3,495	67,174
Valley National Bancorp.	39,703	390,678
Washington Trust Bancorp., Inc.	2,495	95,933
Webster Financial Corp.	15,674	558,465
WesBanco, Inc.	6,557	206,218
West Bancorp.	2,509	47,044
Westamerica Bancorp. (a)	4,355	193,536
Western Alliance Bancorp.*	14,852	456,105
Wilshire Bancorp., Inc.	11,852	124,565
Wintrust Financial Corp.	8,123	434,012
Yadkin Financial Corp.	4,238	91,075
		26,146,316
Capital Markets 1.3%
Arlington Asset Investment Corp. "A"	4,146	58,251
Ashford, Inc.*	156	9,898
BGC Partners, Inc. "A"	31,676	260,377
Calamos Asset Management, Inc. "A"	3,223	30,554
CIFC Corp.	1,053	7,529
Cohen & Steers, Inc.	3,573	98,079
Cowen Group, Inc. "A"* (a)	18,580	84,725
Diamond Hill Investment Group	519	96,555
Evercore Partners, Inc. "A"	5,907	296,768
Fifth Street Asset Management, Inc. (a)	1,129	8,434
Financial Engines, Inc. (a)	8,933	263,255
GAMCO Investors, Inc. "A"	1,136	62,366
Greenhill & Co., Inc.	4,942	140,699
HFF, Inc. "A"	6,558	221,398
Houlihan Lokey, Inc.*	2,075	45,235
INTL. FCStone, Inc.*	2,479	61,207
Investment Technology Group, Inc.	5,731	76,452
Janus Capital Group, Inc. (a)	25,511	346,950
KCG Holdings, Inc. "A"*	5,371	58,920
Ladenburg Thalmann Financial Services, Inc.*	18,811	39,691
Medley Management, Inc. "A"	1,036	6,858
Moelis & Co. "A"	3,130	82,194
OM Asset Management PLC	4,057	62,559
Oppenheimer Holdings, Inc. "A"	1,938	38,779
Piper Jaffray Companies, Inc.*	2,596	93,897
Pzena Investment Management, Inc. "A"	2,098	18,672
RCS Capital Corp. "A"* (a)	8,750	7,087
Safeguard Scientifics, Inc.*	3,379	52,510
Stifel Financial Corp.*	11,737	494,128
Virtu Financial, Inc. "A"	3,384	77,561
Virtus Investment Partners, Inc.	1,179	118,489
Westwood Holdings Group, Inc.	1,379	74,949
WisdomTree Investments, Inc. (a)	19,576	315,761
ZAIS Group Holdings, Inc.*	684	6,443
		3,717,230
Consumer Finance 0.5%
Cash America International, Inc. (a)	4,767	133,333
Encore Capital Group, Inc.* (a)	4,492	166,204
Enova International, Inc.*	4,522	46,215
EZCORP, Inc. "A"* (a)	9,055	55,869
First Cash Financial Services, Inc.*	4,770	191,086
Green Dot Corp. "A"*	7,666	134,922
JG Wentworth Co. "A"*	2,289	11,285
Nelnet, Inc. "A"	4,103	142,005
PRA Group, Inc.* (a)	8,333	440,982
Regional Management Corp.*	1,582	24,521
World Acceptance Corp.* (a)	1,271	34,114
		1,380,536
Diversified Financial Services 0.3%
FNFV Group*	13,552	158,829
Gain Capital Holdings, Inc.	5,734	41,744
MarketAxess Holdings, Inc.	6,471	601,027
Marlin Business Services Corp.	1,665	25,624
NewStar Financial, Inc.*	3,707	30,397
On Deck Capital, Inc.* (a)	2,133	21,117
PICO Holdings, Inc.*	3,641	35,245
Resource America, Inc. "A"	2,632	17,503
Tiptree Financial, Inc. "A", (REIT)	5,323	34,067
		965,553
Insurance 2.5%
Ambac Financial Group, Inc.*	7,976	115,413
American Equity Investment Life Holding Co.	14,001	326,363
AMERISAFE, Inc.	3,214	159,832
Argo Group International Holdings Ltd.	4,836	273,669
Atlas Financial Holdings, Inc.*	1,583	29,285
Baldwin & Lyons, Inc. "B"	1,538	33,375
Citizens, Inc.* (a)	7,926	58,811
CNO Financial Group, Inc.	33,811	635,985
Crawford & Co. "B"	4,738	26,580
Donegal Group, Inc. "A"	1,585	22,285
eHealth, Inc.*	3,392	43,452
EMC Insurance Group, Inc.	1,473	34,188
Employers Holdings, Inc.	5,630	125,493
Enstar Group Ltd.*	1,581	237,150
FBL Financial Group, Inc. "A"	1,720	105,814
Federated National Holding Co.	2,443	58,681
Fidelity & Guaranty Life	2,060	50,552
First American Financial Corp. (a)	18,642	728,343
Global Indemnity PLC*	1,546	40,459
Greenlight Capital Re Ltd. "A"*	5,075	113,071
Hallmark Financial Services, Inc.*	2,633	30,253
HCI Group, Inc. (a)	1,554	60,249
Heritage Insurance Holdings, Inc.*	4,381	86,437
Horace Mann Educators Corp.	7,018	233,138
Independence Holding Co.	1,493	19,349
Infinity Property & Casualty Corp.	1,907	153,590
James River Group Holdings Ltd.	2,040	54,856
Kansas City Life Insurance Co.	672	31,577
Kemper Corp.	7,572	267,822
Maiden Holdings Ltd.	8,910	123,671
MBIA, Inc.*	23,387	142,193
National General Holdings Corp.	6,893	132,966
National Interstate Corp.	1,337	35,671
National Western Life Insurance Co. "A"	365	81,285
Navigators Group, Inc.*	1,765	137,635
OneBeacon Insurance Group Ltd. "A"	3,588	50,375
Patriot National, Inc.*	1,542	24,410
Primerica, Inc.	8,924	402,205
RLI Corp.	7,395	395,854
Safety Insurance Group, Inc.	2,509	135,862
Selective Insurance Group, Inc.	9,883	306,966
State Auto Financial Corp.	2,413	55,041
State National Companies, Inc.	5,563	52,014
Stewart Information Services Corp.	3,863	158,035
Symetra Financial Corp.	12,936	409,295
Third Point Reinsurance Ltd.*	14,245	191,595
United Fire Group, Inc.	3,492	122,395
United Insurance Holdings Corp.	2,919	38,385
Universal Insurance Holdings, Inc.	5,655	167,049
		7,318,974
Real Estate Investment Trusts 9.1%
Acadia Realty Trust (REIT)	11,904	357,953
AG Mortgage Investment Trust, Inc. (REIT)	4,619	70,301
Agree Realty Corp. (REIT)	2,910	86,863
Alexander's, Inc. (REIT)	353	132,022
Altisource Residential Corp. (REIT)	9,722	135,330
American Assets Trust, Inc. (REIT)	6,307	257,704
American Capital Mortgage Investment Corp. (REIT)	8,680	127,943
American Residential Properties, Inc. (REIT)	5,662	97,783
Anworth Mortgage Asset Corp. (REIT)	17,370	85,808
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,965	156,550
Apollo Residential Mortgage, Inc. (REIT)	5,782	73,200
Ares Commercial Real Estate Corp. (REIT)	4,341	52,049
Armada Hoffler Properties, Inc. (REIT)	4,386	42,851
ARMOUR Residential REIT, Inc. (REIT)	7,593	152,164
Ashford Hospitality Prime, Inc. (REIT)	4,961	69,603
Ashford Hospitality Trust (REIT)	14,688	89,597
Bluerock Residential Growth REIT, Inc. (REIT)	3,336	39,965
Campus Crest Communities, Inc. (REIT)	11,080	58,946
Capstead Mortgage Corp. (REIT)	16,405	162,245
CareTrust REIT, Inc. (REIT)	8,276	93,933
CatchMark Timber Trust, Inc. "A", (REIT)	6,992	71,878
Cedar Realty Trust, Inc. (REIT)	13,945	86,598
Chambers Street Properties (REIT)	40,644	263,780
Chatham Lodging Trust (REIT)	6,599	141,747
Chesapeake Lodging Trust (REIT)	10,372	270,294
Colony Capital, Inc. "A", (REIT)	19,040	372,422
CorEnergy Infrastructure Trust, Inc. (REIT)	9,885	43,692
CoreSite Realty Corp. (REIT)	4,124	212,139
Cousins Properties, Inc. (REIT)	36,812	339,407
CubeSmart (REIT)	28,717	781,390
CyrusOne, Inc. (REIT)	11,387	371,899
CYS Investments, Inc. (REIT)	27,207	197,523
DCT Industrial Trust, Inc. (REIT)	15,179	510,925
DiamondRock Hospitality Co. (REIT)	34,590	382,219
DuPont Fabros Technology, Inc. (REIT) (a)	10,845	280,669
Dynex Capital, Inc. (REIT)	8,842	58,004
Easterly Government Properties, Inc. (REIT)	2,559	40,816
EastGroup Properties, Inc. (REIT)	5,564	301,458
Education Realty Trust, Inc. (REIT)	8,236	271,376
EPR Properties (REIT)	9,824	506,624
Equity One, Inc. (REIT)	12,689	308,850
FelCor Lodging Trust, Inc. (REIT)	24,018	169,807
First Industrial Realty Trust, Inc. (REIT)	18,841	394,719
First Potomac Realty Trust (REIT)	10,150	111,650
Franklin Street Properties Corp. (REIT)	15,396	165,507
Getty Realty Corp. (REIT)	4,173	65,933
Gladstone Commercial Corp. (REIT)	3,674	51,840
Government Properties Income Trust (REIT) (a)	12,374	197,984
Gramercy Property Trust, Inc. (REIT)	9,933	206,308
Great Ajax Corp. (REIT)	792	9,797
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	5,690	97,982
Hatteras Financial Corp. (REIT)	16,854	255,338
Healthcare Realty Trust, Inc. (REIT)	17,443	433,459
Hersha Hospitality Trust (REIT)	8,517	192,995
Highwoods Properties, Inc. (REIT) (a)	16,341	633,214
Hudson Pacific Properties, Inc. (REIT)	12,652	364,251
Independence Realty Trust, Inc. (REIT)	5,835	42,070
InfraREIT, Inc. (REIT)*	3,888	92,068
Inland Real Estate Corp. (REIT)	14,658	118,730
Invesco Mortgage Capital (REIT)	21,571	264,029
Investors Real Estate Trust (REIT) (a)	20,431	158,136
iStar, Inc. (REIT)*	14,275	179,579
Kite Realty Group Trust (REIT)	14,370	342,150
Ladder Capital Corp. (REIT)	7,073	101,285
LaSalle Hotel Properties (REIT)	19,367	549,829
Lexington Realty Trust (REIT)	35,780	289,818
LTC Properties, Inc. (REIT)	6,142	262,079
Mack-Cali Realty Corp. (REIT)	15,118	285,428
Medical Properties Trust, Inc. (REIT)	40,211	444,734
Monmouth Real Estate Investment Corp. (REIT) (a)	10,262	100,054
Monogram Residential Trust, Inc. (REIT) (a)	28,491	265,251
National Health Investors, Inc. (REIT)	6,402	368,051
National Storage Affiliates Trust (REIT)	4,073	55,189
New Residential Investment Corp. (REIT)	39,616	518,970
New Senior Investment Group, Inc. (REIT)	14,595	152,664
New York Mortgage Trust, Inc. (REIT) (a)	19,004	104,332
New York REIT, Inc. (REIT)	28,356	285,261
NexPoint Residential Trust, Inc. (REIT)	3,367	44,983
One Liberty Properties, Inc. (REIT)	2,340	49,912
Orchid Island Capital, Inc. (REIT) (a)	4,419	40,876
Parkway Properties, Inc. (REIT)	14,442	224,718
Pebblebrook Hotel Trust (REIT)	12,369	438,481
Pennsylvania Real Estate Investment Trust (REIT)	11,999	237,940
PennyMac Mortgage Investment Trust (REIT)	12,857	198,898
Physicians Realty Trust (REIT)	12,109	182,725
Potlatch Corp. (REIT)	7,002	201,588
Preferred Apartment Communities, Inc. "A" (REIT)	3,939	42,856
PS Business Parks, Inc. (REIT)	3,376	267,987
QTS Realty Trust, Inc. "A", (REIT)	4,828	210,935
RAIT Financial Trust (REIT)	14,645	72,639
Ramco-Gershenson Properties Trust (REIT)	13,629	204,571
Redwood Trust, Inc. (REIT)	14,766	204,361
Resource Capital Corp. (REIT)	5,795	64,730
Retail Opportunity Investments Corp. (REIT)	17,103	282,884
Rexford Industrial Realty, Inc. (REIT)	9,456	130,398
RLJ Lodging Trust (REIT)	22,622	571,658
Rouse Properties, Inc. (REIT) (a)	6,307	98,263
Ryman Hospitality Properties, Inc. (REIT)	7,417	365,139
Sabra Health Care REIT, Inc. (REIT)	11,164	258,782
Saul Centers, Inc. (REIT)	1,620	83,835
Select Income REIT (REIT)	10,871	206,658
Silver Bay Realty Trust Corp. (REIT)	6,125	98,061
Sovran Self Storage, Inc. (REIT)	6,164	581,265
STAG Industrial, Inc. (REIT)	11,326	206,246
Starwood Waypoint Residential Trust (REIT)	6,767	161,258
STORE Capital Corp. (REIT)	6,287	129,889
Strategic Hotels & Resorts, Inc. (REIT)*	47,219	651,150
Summit Hotel Properties, Inc. (REIT)	14,938	174,326
Sun Communities, Inc. (REIT)	7,963	539,573
Sunstone Hotel Investors, Inc. (REIT)	36,131	478,013
Terreno Realty Corp. (REIT)	7,125	139,935
The Geo Group, Inc. (REIT)	12,965	385,579
UMH Properties, Inc. (REIT)	3,746	34,838
United Development Funding IV (REIT) (a)	5,436	95,674
Universal Health Realty Income Trust (REIT)	2,099	98,527
Urban Edge Properties (REIT)	15,275	329,787
Urstadt Biddle Properties "A", (REIT)	4,917	92,145
Washington Real Estate Investment Trust (REIT) (a)	11,818	294,623
Western Asset Mortgage Capital Corp. (REIT) (a)	6,926	87,337
Whitestone REIT (REIT)	4,364	50,317
Xenia Hotels & Resorts, Inc. (REIT) (a)	19,153	334,411
		26,135,782
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc. (a)	8,309	285,248
Altisource Asset Management Corp.*	127	3,042
Altisource Portfolio Solutions SA*	2,184	52,067
AV Homes, Inc.*	2,197	29,703
Consolidated-Tomoka Land Co.	799	39,790
Forestar Group, Inc.*	5,540	72,851
FRP Holdings, Inc.*	1,282	38,640
Kennedy-Wilson Holdings, Inc.	16,164	358,356
Marcus & Millichap, Inc.*	2,306	106,053
RE/MAX Holdings, Inc. "A"	1,929	69,405
Tejon Ranch Co.*	2,166	47,240
The St. Joe Co.* (a)	11,372	217,546
		1,319,941
Thrifts & Mortgage Finance 2.2%
Anchor BanCorp. Wisconsin, Inc.*	1,359	57,880
Astoria Financial Corp.	15,801	254,396
Bank Mutual Corp.	7,662	58,844
BankFinancial Corp.	3,028	37,638
BBX Capital Corp. "A"*	181	2,914
Bear State Financial, Inc.*	2,356	20,968
Beneficial Bancorp., Inc.*	14,292	189,512
BofI Holding, Inc.* (a)	2,644	340,626
Brookline Bancorp., Inc.	12,464	126,385
BSB Bancorp., Inc.*	1,447	30,590
Capitol Federal Financial, Inc.	24,174	292,989
Charter Financial Corp.	3,188	40,424
Clifton Bancorp., Inc.	5,085	70,580
Dime Community Bancshares	5,315	89,823
Essent Group Ltd.*	9,542	237,119
EverBank Financial Corp.	16,553	319,473
Federal Agricultural Mortgage Corp. "C"	1,649	42,759
First Defiance Financial Corp.	1,516	55,425
Flagstar Bancorp., Inc.*	3,328	68,424
Fox Chase Bancorp.	1,932	33,540
Hingham Institution for Savings	235	27,267
HomeStreet, Inc.*	3,839	88,681
Impac Mortgage Holdings, Inc.* (a)	1,531	25,032
Kearny Financial Corp.	15,785	181,054
LendingTree, Inc.*	962	89,495
Meridian Bancorp., Inc.	9,381	128,238
Meta Financial Group, Inc.	1,220	50,959
MGIC Investment Corp.* (a)	58,626	542,877
Nationstar Mortgage Holdings, Inc.* (a)	6,971	96,688
NMI Holdings, Inc. "A"*	8,244	62,654
Northfield Bancorp., Inc.	8,034	122,197
Northwest Bancshares, Inc.	17,453	226,889
OceanFirst Financial Corp.	2,213	38,108
Ocwen Financial Corp.* (a)	18,236	122,364
Oritani Financial Corp.	7,504	117,212
PennyMac Financial Services, Inc. "A"*	2,161	34,576
PHH Corp.*	8,404	118,664
Provident Financial Services, Inc.	11,147	217,366
Radian Group, Inc. (a)	33,046	525,762
Stonegate Mortgage Corp.*	2,784	19,794
Territorial Bancorp., Inc.	1,405	36,586
TrustCo Bank Corp.	16,951	98,994
United Community Financial Corp.	8,295	41,475
United Financial Bancorp., Inc.	8,619	112,478
Walker & Dunlop, Inc.*	4,648	121,220
Walter Investment Management Corp.* (a)	6,552	106,470
Washington Federal, Inc.	16,203	368,618
Waterstone Financial, Inc.	4,904	66,106
WSFS Financial Corp.	4,700	135,407
		6,293,540
Health Care 15.3%
Biotechnology 6.1%
Abeona Therapeutics, Inc.*	1,841	7,456
ACADIA Pharmaceuticals, Inc.*	13,671	452,100
Acceleron Pharma, Inc.*	3,858	96,064
Achillion Pharmaceuticals, Inc.* (a)	19,994	138,159
Acorda Therapeutics, Inc.*	7,240	191,932
Adamas Pharmaceuticals, Inc.*	1,850	30,969
Aduro Biotech, Inc.*	1,484	28,745
Advaxis, Inc.* (a)	5,379	55,027
Aegerion Pharmaceuticals, Inc.* (a)	4,462	60,683
Affimed NV*	2,720	16,782
Agenus, Inc.*	12,914	59,404
Aimmune Therapeutics, Inc.*	1,912	48,412
Akebia Therapeutics, Inc.*	4,334	41,866
Alder Biopharmaceuticals, Inc.*	4,002	131,106
AMAG Pharmaceuticals, Inc.* (a)	5,929	235,559
Amicus Therapeutics, Inc.*	19,844	277,618
Anacor Pharmaceuticals, Inc.*	7,043	829,032
Anthera Pharmaceuticals, Inc.*	6,362	38,745
Applied Genetic Technologies Corp.*	1,565	20,564
Ardelyx, Inc.*	2,827	48,851
Arena Pharmaceuticals, Inc.* (a)	40,640	77,622
ARIAD Pharmaceuticals, Inc.* (a)	28,298	165,260
Array BioPharma, Inc.* (a)	23,388	106,649
Arrowhead Research Corp.* (a)	10,093	58,136
Asterias Biotherapeutics, Inc.* (a)	1,860	7,198
Atara Biotherapeutics, Inc.*	2,890	90,862
aTyr Pharma, Inc.*	1,075	11,030
Avalanche Biotechnologies, Inc.*	3,472	28,609
Axovant Sciences Ltd.*	2,432	31,421
Bellicum Pharmaceuticals, Inc.*	1,567	22,769
BioCryst Pharmaceuticals, Inc.*	12,182	138,875
BioSpecifics Technologies Corp.*	878	38,228
BioTime, Inc.*	8,475	25,425
Blueprint Medicines Corp.*	1,666	35,552
Calithera Biosciences, Inc.* (a)	2,284	12,402
Cara Therapeutics, Inc.*	3,416	48,815
Catalyst Pharmaceuticals, Inc.* (a)	13,383	40,149
Celldex Therapeutics, Inc.* (a)	16,770	176,756
Cellular Biomedicine Group, Inc.* (a)	1,746	29,560
Cepheid, Inc.* (a)	12,315	556,638
ChemoCentryx, Inc.*	4,622	27,963
Chiasma, Inc.*	1,258	25,009
Chimerix, Inc.* (a)	7,810	298,342
Cidara Therapeutics, Inc.*	867	11,028
Clovis Oncology, Inc.*	4,771	438,741
Coherus Biosciences, Inc.*	3,915	78,457
Concert Pharmaceuticals, Inc.*	2,736	51,355
CorMedix, Inc.*	5,513	10,971
CTI BioPharma Corp.* (a)	29,597	43,212
Curis, Inc.*	19,756	39,907
Cytokinetics, Inc.*	5,669	37,926
CytRx Corp.*	12,477	29,571
Dicerna Pharmaceuticals, Inc.*	2,685	22,044
Dyax Corp.*	24,990	477,059
Dynavax Technologies Corp.*	6,302	154,651
Eagle Pharmaceuticals, Inc.*	1,523	112,748
Emergent Biosolutions, Inc.*	5,354	152,535
Enanta Pharmaceuticals, Inc.* (a)	2,646	95,626
Epizyme, Inc.* (a)	5,158	66,332
Esperion Therapeutics, Inc.* (a)	2,329	54,941
Exact Sciences Corp.* (a)	16,427	295,522
Exelixis, Inc.* (a)	38,752	217,399
Fibrocell Science, Inc.* (a)	4,371	16,828
FibroGen, Inc.*	8,071	176,916
Five Prime Therapeutics, Inc.*	3,821	58,805
Flexion Therapeutics, Inc.*	2,472	36,734
Foundation Medicine, Inc.*	2,119	39,096
Galena Biopharma, Inc.* (a)	28,746	45,419
Genocea Biosciences, Inc.*	3,304	22,632
Genomic Health, Inc.* (a)	2,869	60,708
Geron Corp.* (a)	28,015	77,321
Global Blood Therapeutics, Inc.*	1,186	50,002
Halozyme Therapeutics, Inc.* (a)	18,163	243,929
Heron Therapeutics, Inc.* (a)	5,004	122,098
Idera Pharmaceuticals, Inc.* (a)	13,167	44,109
Ignyta, Inc.*	3,956	34,734
Immune Design Corp.*	2,012	24,546
ImmunoGen, Inc.*	14,761	141,706
Immunomedics, Inc.* (a)	17,145	29,489
Infinity Pharmaceuticals, Inc.*	8,400	70,980
Inovio Pharmaceuticals, Inc.* (a)	12,555	72,568
Insmed, Inc.*	10,482	194,651
Insys Therapeutics, Inc.* (a)	4,016	114,295
Invitae Corp.* (a)	1,354	9,776
Ironwood Pharmaceuticals, Inc.*	21,191	220,810
Karyopharm Therapeutics, Inc.* (a)	4,102	43,194
Keryx Biopharmaceuticals, Inc.* (a)	18,036	63,487
Kite Pharma, Inc.* (a)	4,946	275,393
KYTHERA Biopharmaceuticals, Inc.* (a)	4,387	328,937
La Jolla Pharmaceutical Co.*	2,052	57,025
Lexicon Pharmaceuticals, Inc.* (a)	7,392	79,390
Ligand Pharmaceuticals, Inc.* (a)	3,034	259,862
Lion Biotechnologies, Inc.*	7,994	46,045
Loxo Oncology, Inc.*	1,384	24,192
MacroGenics, Inc.*	5,362	114,854
MannKind Corp.* (a)	42,928	137,799
Medgenics, Inc.*	2,995	23,421
Merrimack Pharmaceuticals, Inc.* (a)	18,423	156,780
MiMedx Group, Inc.* (a)	18,518	178,699
Mirati Therapeutics, Inc.*	1,770	60,923
Momenta Pharmaceuticals, Inc.*	10,413	170,877
Myriad Genetics, Inc.* (a)	11,862	444,588
NantKwest, Inc.*	1,143	13,099
Natera, Inc.*	1,719	18,651
Navidea Biopharmaceuticals, Inc.*	25,064	57,146
Neurocrine Biosciences, Inc.* (a)	14,654	583,083
NewLink Genetics Corp.* (a)	3,556	127,447
Nivalis Therapeutics, Inc.*	864	11,206
Northwest Biotherapeutics, Inc.* (a)	8,327	52,044
Novavax, Inc.* (a)	45,926	324,697
Ocata Therapeutics, Inc.*	6,345	26,522
OncoMed Pharmaceuticals, Inc.*	3,010	49,936
Oncothyreon, Inc.*	18,166	49,775
Ophthotech Corp.*	4,054	164,268
Orexigen Therapeutics, Inc.*	18,175	38,349
Organovo Holdings, Inc.* (a)	14,486	38,822
Osiris Therapeutics, Inc.* (a)	3,347	61,819
Otonomy, Inc.*	2,623	46,716
OvaScience, Inc.* (a)	4,166	35,369
PDL BioPharma, Inc. (a)	27,564	138,647
Peregrine Pharmaceuticals, Inc.*	34,539	35,230
Pfenex, Inc.*	2,897	43,484
Portola Pharmaceuticals, Inc.*	7,899	336,655
Progenics Pharmaceuticals, Inc.*	12,395	70,899
Proteon Therapeutics, Inc.*	1,372	19,085
Prothena Corp. PLC*	5,313	240,891
PTC Therapeutics, Inc.*	5,876	156,889
Radius Health, Inc.*	5,679	393,612
Raptor Pharmaceutical Corp.* (a)	13,620	82,401
Regulus Therapeutics, Inc.* (a)	5,026	32,870
Repligen Corp.*	5,570	155,125
Retrophin, Inc.*	5,908	119,696
Rigel Pharmaceuticals, Inc.*	13,284	32,811
Sage Therapeutics, Inc.*	2,309	97,717
Sangamo BioSciences, Inc.*	11,460	64,634
Sarepta Therapeutics, Inc.* (a)	7,196	231,064
Seres Therapeutics, Inc.*	1,474	43,689
Sorrento Therapeutics, Inc.*	5,039	42,277
Spark Therapeutics, Inc.* (a)	1,388	57,921
Spectrum Pharmaceuticals, Inc.* (a)	11,210	67,036
Stemline Therapeutics, Inc.*	2,793	24,662
Synergy Pharmaceuticals, Inc.* (a)	17,394	92,188
Synta Pharmaceuticals Corp.*	16,200	28,188
T2 Biosystems, Inc.*	1,622	14,209
TESARO, Inc.*	3,970	159,197
TG Therapeutics, Inc.* (a)	6,278	63,282
Threshold Pharmaceuticals, Inc.* (a)	11,801	48,030
Tobira Therapeutics, Inc.*	334	3,226
Tokai Pharmaceuticals, Inc.* (a)	1,692	17,512
Trevena, Inc.*	5,465	56,563
Trovagene, Inc.* (a)	5,536	31,500
Ultragenyx Pharmaceutical, Inc.*	6,600	635,646
Vanda Pharmaceuticals, Inc.*	7,425	83,754
Verastem, Inc.*	5,492	9,831
Versartis, Inc.*	4,002	46,143
Vitae Pharmaceuticals, Inc.*	2,357	25,951
Vital Therapies, Inc.* (a)	2,982	12,047
XBiotech, Inc.* (a)	720	10,757
Xencor, Inc.*	4,638	56,723
XOMA Corp.* (a)	16,323	12,270
Zafgen, Inc.*	2,927	93,518
ZIOPHARM Oncology, Inc.* (a)	19,613	176,713
		17,489,479
Health Care Equipment & Supplies 3.6%
Abaxis, Inc. (a)	3,905	171,781
ABIOMED, Inc.* (a)	7,149	663,141
Accuray, Inc.* (a)	13,539	67,627
Analogic Corp.	2,087	171,217
AngioDynamics, Inc.*	4,343	57,284
Anika Therapeutics, Inc.* (a)	2,565	81,644
Antares Pharma, Inc.* (a)	27,595	46,912
AtriCure, Inc.*	4,782	104,774
Atrion Corp.	252	94,490
Cantel Medical Corp.	5,873	332,999
Cardiovascular Systems, Inc.*	5,453	86,376
Cerus Corp.* (a)	16,416	74,529
ConforMIS, Inc.*	1,779	32,129
CONMED Corp.	4,702	224,473
Corindus Vascular Robotics, Inc.*	4,042	12,490
CryoLife, Inc.	4,545	44,223
Cutera, Inc.*	2,581	33,759
Cyberonics, Inc.*	4,535	275,637
Cynosure, Inc. "A"*	3,853	115,744
EndoChoice Holdings, Inc.*	1,129	12,825
Endologix, Inc.*	11,820	144,913
Entellus Medical, Inc.*	982	17,696
Exactech, Inc.*	1,915	33,378
Genmark Diagnostics, Inc.*	7,401	58,246
Glaukos Corp.*	1,186	28,689
Globus Medical, Inc. "A"* (a)	11,648	240,648
Greatbatch, Inc.*	4,297	242,437
Haemonetics Corp.*	8,783	283,867
Halyard Health, Inc.* (a)	7,956	226,269
HeartWare International, Inc.*	2,997	156,773
ICU Medical, Inc.*	2,449	268,165
Inogen, Inc.*	2,683	130,260
Insulet Corp.*	9,694	251,172
Integra LifeSciences Holdings*	4,875	290,306
Invacare Corp.	5,711	82,638
InVivo Therapeutics Holdings Corp.* (a)	4,725	40,730
Invuity, Inc.*	790	11,076
iRadimed Corp.*	504	12,277
K2M Group Holdings, Inc.*	3,132	58,255
Lantheus Holdings, Inc.*	2,106	9,056
LDR Holding Corp.*	4,354	150,344
LeMaitre Vascular, Inc.	2,129	25,953
Masimo Corp.*	7,494	288,969
Meridian Bioscience, Inc.	6,931	118,520
Merit Medical Systems, Inc.*	7,440	177,890
Natus Medical, Inc.*	5,724	225,812
Neogen Corp.*	6,394	287,666
Nevro Corp.* (a)	2,848	132,119
NuVasive, Inc.*	8,301	400,274
NxStage Medical, Inc.*	10,674	168,329
OraSure Technologies, Inc.*	9,901	43,960
Orthofix International NV*	3,154	106,448
Oxford Immunotec Global PLC*	3,585	48,398
Quidel Corp.* (a)	4,897	92,455
Rockwell Medical, Inc.* (a)	8,563	66,021
RTI Surgical, Inc.*	10,252	58,231
SeaSpine Holdings Corp.*	1,475	23,895
Second Sight Medical Products, Inc.* (a)	2,102	12,465
Sientra, Inc.*	1,289	13,083
Spectranetics Corp.*	7,329	86,409
STAAR Surgical Co.*	6,348	49,260
STERIS Corp. (a)	10,312	669,971
SurModics, Inc.*	2,227	48,638
Tandem Diabetes Care, Inc.*	3,151	27,760
Thoratec Corp.*	9,300	588,318
TransEnterix, Inc.*	8,351	18,873
Unilife Corp.* (a)	19,186	18,800
Utah Medical Products, Inc.	612	32,968
Vascular Solutions, Inc.*	2,995	97,068
Veracyte, Inc.*	2,403	11,270
West Pharmaceutical Services, Inc.	12,356	668,707
Wright Medical Group NV*	6,314	128,742
Wright Medical Group, Inc.*	8,859	186,216
Zeltiq Aesthetics, Inc.* (a)	5,425	173,763
		10,538,500
Health Care Providers & Services 2.8%
AAC Holdings, Inc.* (a)	1,413	31,439
Aceto Corp.	5,172	141,971
Addus HomeCare Corp.*	1,228	38,252
Adeptus Health, Inc. "A"* (a)	1,099	88,755
Air Methods Corp.* (a)	6,751	230,142
Alliance HealthCare Services, Inc.*	990	9,662
Almost Family, Inc.*	1,146	45,897
Amedisys, Inc.*	4,757	180,623
AMN Healthcare Services, Inc.*	8,089	242,751
AmSurg Corp.*	8,390	651,987
BioScrip, Inc.* (a)	11,643	21,772
BioTelemetry, Inc.*	4,626	56,622
Capital Senior Living Corp.*	4,707	94,375
Chemed Corp. (a)	2,973	396,806
Civitas Solutions, Inc.*	2,193	50,264
CorVel Corp.*	1,367	44,154
Cross Country Healthcare, Inc.*	5,106	69,493
Diplomat Pharmacy, Inc.* (a)	6,198	178,069
ExamWorks Group, Inc.* (a)	7,201	210,557
Five Star Quality Care, Inc.*	8,102	25,035
Genesis Healthcare, Inc.*	6,503	39,863
Hanger, Inc.*	6,153	83,927
Healthequity, Inc.*	6,153	181,821
HealthSouth Corp. (a)	15,791	605,901
Healthways, Inc.*	5,657	62,906
IPC Healthcare, Inc.*	2,935	228,020
Kindred Healthcare, Inc.	14,476	227,997
Landauer, Inc.	1,548	57,261
LHC Group, Inc.*	2,257	101,046
Magellan Health, Inc.*	4,749	263,237
Molina Healthcare, Inc.* (a)	6,726	463,085
National Healthcare Corp.	1,752	106,679
National Research Corp. "A"	1,954	23,331
Nobilis Health Corp.* (a)	5,671	29,603
Owens & Minor, Inc. (a)	10,978	350,637
PharMerica Corp.*	5,125	145,909
Providence Service Corp.*	2,424	105,638
RadNet, Inc.*	6,359	35,293
Select Medical Holdings Corp. (a)	17,818	192,256
Surgical Care Affiliates, Inc.*	3,665	119,809
Team Health Holdings, Inc.*	12,448	672,565
Teladoc, Inc.*	1,631	36,355
The Ensign Group, Inc.	4,415	188,212
Triple-S Management Corp. "B"*	4,244	75,586
Trupanion, Inc.*	2,285	17,252
U.S. Physical Therapy, Inc.	2,173	97,546
Universal American Corp.*	8,363	57,203
WellCare Health Plans, Inc.*	7,607	655,571
		8,033,135
Health Care Technology 0.5%
Castlight Health, Inc. "B"*	5,996	25,183
Computer Programs & Systems, Inc. (a)	1,853	78,067
Connecture, Inc.*	1,230	5,609
Evolent Health, Inc. "A"*	2,273	36,277
HealthStream, Inc.*	4,483	97,774
HMS Holdings Corp.*	15,231	133,576
Imprivata, Inc.*	1,453	25,820
MedAssets, Inc.*	10,269	205,996
Medidata Solutions, Inc.*	9,583	403,540
Merge Healthcare, Inc.*	12,638	89,730
Omnicell, Inc.*	6,195	192,665
Press Ganey Holdings, Inc.*	1,817	53,765
Quality Systems, Inc.	8,686	108,401
Vocera Communications, Inc.*	3,995	45,583
		1,501,986
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	3,543	57,326
Affymetrix, Inc.*	12,963	110,704
Albany Molecular Research, Inc.* (a)	4,505	78,477
Cambrex Corp.*	5,360	212,685
Fluidigm Corp.*	4,695	38,077
Harvard Bioscience, Inc.*	5,940	22,453
INC Research Holdings, Inc. "A"*	2,128	85,120
Luminex Corp.*	7,629	129,006
NanoString Technologies, Inc.*	2,383	38,128
NeoGenomics, Inc.*	9,491	54,384
Pacific Biosciences of California, Inc.*	10,985	40,205
PAREXEL International Corp.*	9,549	591,274
PRA Health Sciences, Inc.*	3,357	130,352
Sequenom, Inc.* (a)	19,024	33,292
		1,621,483
Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.*	3,646	64,680
Agile Therapeutics, Inc.*	1,853	12,489
Alimera Sciences, Inc.*	5,299	11,711
Amphastar Pharmaceuticals, Inc.*	5,373	62,810
ANI Pharmaceuticals, Inc.*	1,368	54,050
Aratana Therapeutics, Inc.*	5,044	42,672
Assembly Biosciences, Inc.*	2,549	24,368
BioDelivery Sciences International, Inc.* (a)	8,239	45,809
Carbylan Therapeutics, Inc.*	2,208	7,883
Catalent, Inc.*	14,340	348,462
Cempra, Inc.*	5,450	151,728
Collegium Pharmaceutical, Inc.*	1,191	26,333
Corcept Therapeutics, Inc.*	9,832	36,968
Corium International, Inc.*	1,544	14,436
DepoMed, Inc.* (a)	10,289	193,948
Dermira, Inc.*	2,672	62,365
Durect Corp.*	19,958	38,918
Endocyte, Inc.*	6,101	27,943
Flex Pharma, Inc.*	1,001	12,022
Foamix Pharmaceuticals Ltd.*	4,017	29,445
Heska Corp.*	1,013	30,876
IGI Laboratories, Inc.* (a)	7,350	48,069
Impax Laboratories, Inc.*	12,304	433,224
Intersect ENT, Inc.*	2,810	65,754
Intra-Cellular Therapies, Inc.*	3,852	154,234
Lannett Co., Inc.* (a)	4,599	190,951
Medicines Co.*	11,478	435,705
Nektar Therapeutics* (a)	22,603	247,729
Neos Therapeutics, Inc.*	949	19,939
Ocular Therapeutix, Inc.*	2,700	37,962
Omeros Corp.* (a)	6,716	73,607
Pacira Pharmaceuticals, Inc.*	6,181	254,039
Paratek Pharmaceuticals, Inc.	2,166	41,154
Pernix Therapeutics Holdings, Inc.*	7,755	24,506
Phibro Animal Health Corp. "A"	3,105	98,211
POZEN, Inc.* (a)	5,177	30,208
Prestige Brands Holdings, Inc.*	8,924	403,008
Relypsa, Inc.*	5,506	101,916
Revance Therapeutics, Inc.*	2,544	75,709
Sagent Pharmaceuticals, Inc.*	3,892	59,664
Sciclone Pharmaceuticals, Inc.*	8,272	57,408
Sucampo Pharmaceuticals, Inc. "A"*	4,116	81,785
Supernus Pharmaceuticals, Inc.*	6,113	85,765
Tetraphase Pharmaceuticals, Inc.* (a)	6,301	47,005
TherapeuticsMD, Inc.* (a)	21,311	124,882
Theravance Biopharma, Inc.*	4,223	46,411
Theravance, Inc. (a)	14,530	104,325
VIVUS, Inc.* (a)	17,499	28,698
XenoPort, Inc.*	10,279	35,668
Zogenix, Inc.*	4,240	57,240
ZS Pharma, Inc.*	3,057	200,723
Zynerba Pharmaceuticals, Inc.*	593	8,486
		4,973,901
Industrials 12.0%
Aerospace & Defense 1.4%
AAR Corp.	5,950	112,872
Aerojet Rocketdyne Holdings, Inc.*	10,789	174,566
Aerovironment, Inc.*	3,233	64,789
American Science & Engineering, Inc.	1,330	47,295
Astronics Corp.*	3,306	133,662
Cubic Corp.	3,648	152,997
Curtiss-Wright Corp.	8,207	512,281
DigitalGlobe, Inc.*	12,312	234,174
Ducommun, Inc.*	2,027	40,682
Engility Holdings, Inc.	3,189	82,212
Esterline Technologies Corp.*	5,078	365,057
HEICO Corp. "A"	10,163	473,196
KLX, Inc.*	9,012	322,089
Kratos Defense & Security Solutions, Inc.*	6,985	29,477
Moog, Inc. "A"*	6,591	356,375
National Presto Industries, Inc.	781	65,807
Sparton Corp.*	1,678	35,909
Taser International, Inc.* (a)	9,339	205,692
Teledyne Technologies, Inc.*	6,048	546,134
The Keyw Holding Corp.* (a)	5,260	32,349
Vectrus, Inc.*	1,876	41,347
		4,028,962
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	8,755	74,855
Atlas Air Worldwide Holdings, Inc.*	4,251	146,915
Echo Global Logistics, Inc.* (a)	5,105	100,058
Forward Air Corp.	5,335	221,349
Hub Group, Inc. "A"*	6,174	224,795
Park-Ohio Holdings Corp.	1,557	44,935
Radiant Logistics, Inc.*	4,813	21,466
UTi Worldwide, Inc.*	15,477	71,039
XPO Logistics, Inc.* (a)	12,367	294,706
		1,200,118
Airlines 0.4%
Allegiant Travel Co.	2,336	505,160
Hawaiian Holdings, Inc.*	8,182	201,932
Republic Airways Holdings, Inc.*	8,990	51,962
SkyWest, Inc.	9,223	153,840
Virgin America, Inc.* (a)	4,156	142,260
		1,055,154
Building Products 0.9%
AAON, Inc.	7,074	137,094
Advanced Drainage Systems, Inc.	5,825	168,517
American Woodmark Corp.*	2,133	138,368
Apogee Enterprises, Inc.	5,087	227,135
Builders FirstSource, Inc.*	8,715	110,506
Continental Building Products, Inc.*	5,384	110,587
Gibraltar Industries, Inc.*	5,403	99,145
Griffon Corp.	6,110	96,355
Insteel Industries, Inc.	2,878	46,278
Masonite International Corp.*	5,240	317,439
NCI Building Systems, Inc.*	4,866	51,434
Nortek, Inc.*	1,619	102,499
Patrick Industries, Inc.*	2,048	80,876
PGT, Inc.*	7,925	97,319
Ply Gem Holdings, Inc.*	3,833	44,846
Quanex Building Products Corp.	5,566	101,134
Simpson Manufacturing Co., Inc.	7,220	241,798
Trex Co., Inc.* (a)	5,591	186,348
Universal Forest Products, Inc.	3,434	198,073
		2,555,751
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	9,651	263,569
Acco Brands Corp.*	18,305	129,416
ARC Document Solutions, Inc.*	6,959	41,406
Brady Corp. "A"	8,054	158,342
Casella Waste Systems, Inc. "A"*	7,335	42,543
CECO Environmental Corp. (a)	4,995	40,909
Civeo Corp.	19,107	28,278
Deluxe Corp.	8,572	477,803
Ennis, Inc.	4,304	74,717
Essendant, Inc.	6,528	211,703
G&K Services, Inc. "A"	3,470	231,171
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc.	12,363	416,633
Heritage-Crystal Clean, Inc.*	2,282	23,436
Herman Miller, Inc.	10,076	290,592
HNI Corp.	7,757	332,775
Innerworkings, Inc.*	6,101	38,131
Interface, Inc.	11,320	254,021
Kimball International, Inc. "B"	5,682	53,752
Knoll, Inc.	8,216	180,588
Matthews International Corp. "A"	5,571	272,812
McGrath RentCorp.	4,423	118,050
Mobile Mini, Inc.	7,835	241,240
MSA Safety, Inc.	5,073	202,768
Multi-Color Corp.	2,120	162,159
NL Industries, Inc.*	1,487	4,446
Quad Graphics, Inc.	4,615	55,841
SP Plus Corp.*	2,972	68,802
Steelcase, Inc. "A"	14,500	266,945
Team, Inc.*	3,523	113,159
Tetra Tech, Inc.	10,352	251,657
The Brink's Co.	8,256	222,995
TRC Companies, Inc.*	3,034	35,892
U.S. Ecology, Inc. (a)	3,605	157,358
UniFirst Corp.	2,584	275,997
Viad Corp.	3,295	95,522
West Corp.	9,094	203,706
		6,039,134
Construction & Engineering 0.8%
Aegion Corp.*	6,498	107,087
Ameresco, Inc. "A"*	3,334	19,604
Argan, Inc.	2,120	73,522
Comfort Systems U.S.A., Inc.	6,577	179,289
Dycom Industries, Inc.*	5,920	428,371
EMCOR Group, Inc.	10,829	479,183
Furmanite Corp.*	5,941	36,121
Granite Construction, Inc.	6,837	202,854
Great Lakes Dredge & Dock Co.*	10,493	52,885
HC2 Holdings, Inc.*	3,493	24,486
MasTec, Inc.*	11,574	183,216
MYR Group, Inc.*	3,417	89,525
Northwest Pipe Co.*	1,848	24,135
NV5 Holdings, Inc.*	908	16,852
Orion Marine Group, Inc.*	5,326	31,850
Primoris Services Corp.	6,802	121,824
Tutor Perini Corp.*	6,256	102,974
		2,173,778
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	1,111	19,742
AZZ, Inc.	4,447	216,524
Encore Wire Corp.	3,655	119,409
EnerSys	7,578	406,029
Enphase Energy, Inc.* (a)	4,901	18,134
Franklin Electric Co., Inc.	8,176	222,632
FuelCell Energy, Inc.* (a)	42,108	30,941
Generac Holdings, Inc.* (a)	12,032	362,043
General Cable Corp.	8,242	98,080
LSI Industries, Inc.	4,146	34,992
Plug Power, Inc.* (a)	29,466	53,923
Powell Industries, Inc.	1,479	44,518
Power Solutions International, Inc.*	777	17,646
PowerSecure International, Inc.*	3,769	43,419
Preformed Line Products Co.	538	19,987
Sunrun, Inc.*	3,076	31,898
Thermon Group Holdings, Inc.*	5,646	116,025
Vicor Corp.*	2,688	27,418
		1,883,360
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,660	112,887
Machinery 2.5%
Accuride Corp.*	7,320	20,276
Actuant Corp. "A"	10,324	189,858
Alamo Group, Inc.	1,719	80,363
Albany International Corp. "A"	4,891	139,932
Altra Industrial Motion Corp. (a)	4,608	106,537
American Railcar Industries, Inc. (a)	1,659	59,989
Astec Industries, Inc.	3,191	106,930
Barnes Group, Inc.	9,351	337,104
Blount International, Inc.*	8,369	46,615
Blue Bird Corp.*	913	9,094
Briggs & Stratton Corp.	7,416	143,203
Chart Industries, Inc.* (a)	5,281	101,448
CIRCOR International, Inc. (a)	2,850	114,342
CLARCOR, Inc.	8,563	408,284
Columbus McKinnon Corp.	3,529	64,087
Commercial Vehicle Group, Inc.*	5,156	20,779
Douglas Dynamics, Inc.	3,865	76,759
EnPro Industries, Inc.	3,957	154,996
ESCO Technologies, Inc.	4,499	161,514
Federal Signal Corp.	10,332	141,652
FreightCar America, Inc.	2,107	36,156
Global Brass & Copper Holdings, Inc.	3,517	72,134
Gorman-Rupp Co.	3,381	81,043
Graham Corp.	1,952	34,453
Greenbrier Companies, Inc. (a)	4,537	145,683
Harsco Corp.	13,478	122,245
Hillenbrand, Inc.	10,879	282,963
Hurco Companies, Inc.	1,216	31,908
Hyster-Yale Materials Handling, Inc.	1,688	97,617
John Bean Technologies Corp.	5,057	193,430
Kadant, Inc.	1,837	71,661
L.B. Foster Co. "A"	1,832	22,497
Lindsay Corp. (a)	2,013	136,461
Lydall, Inc.*	2,976	84,786
Meritor, Inc.*	16,762	178,180
Milacron Holdings Corp.*	2,527	44,349
Miller Industries, Inc.	2,128	41,581
Mueller Industries, Inc.	9,733	287,902
Mueller Water Products, Inc. "A"	27,874	213,515
Navistar International Corp.* (a)	8,528	108,476
NN, Inc.	4,569	84,527
Omega Flex, Inc.	496	16,566
Proto Labs, Inc.* (a)	4,006	268,402
RBC Bearings, Inc.*	4,051	241,966
Rexnord Corp.*	17,579	298,491
Standex International Corp.	2,211	166,599
Sun Hydraulics Corp.	4,002	109,935
Tennant Co.	3,159	177,473
The ExOne Co.* (a)	1,931	12,957
Titan International, Inc. (a)	7,133	47,149
TriMas Corp.*	7,878	128,805
Twin Disc, Inc. (a)	1,624	20,154
Wabash National Corp.* (a)	11,349	120,186
Watts Water Technologies, Inc. "A"	4,844	255,860
Woodward, Inc.	11,278	459,015
Xerium Technologies, Inc.*	2,086	27,076
		7,205,963
Marine 0.2%
Eagle Bulk Shipping, Inc.* (a)	3,956	23,459
Golden Ocean Group Ltd. (a)	11,152	27,434
Matson, Inc.	7,321	281,785
Navios Maritime Holdings, Inc.	14,843	36,959
Safe Bulkers, Inc. (a)	7,578	20,915
Scorpio Bulkers, Inc.*	53,524	78,145
Ultrapetrol Bahamas Ltd.*	2,116	868
		469,565
Professional Services 1.4%
Acacia Research Corp.	9,158	83,155
Barrett Business Services, Inc.	1,193	51,215
CBIZ, Inc.*	8,283	81,339
CDI Corp.	2,751	23,521
CEB, Inc.	5,796	396,099
CRA International, Inc.*	1,451	31,313
Exponent, Inc.	4,393	195,752
Franklin Covey Co.*	1,890	30,353
FTI Consulting, Inc.*	7,181	298,083
GP Strategies Corp.*	2,267	51,733
Heidrick & Struggles International, Inc.	3,061	59,536
Hill International, Inc.*	6,498	21,313
Huron Consulting Group, Inc.*	4,001	250,183
ICF International, Inc.*	3,453	104,937
Insperity, Inc.	3,246	142,597
Kelly Services, Inc. "A"	4,964	70,191
Kforce, Inc.	3,988	104,805
Korn/Ferry International	8,730	288,701
Mistras Group, Inc.*	2,606	33,487
Navigant Consulting, Inc.*	8,491	135,092
On Assignment, Inc.*	8,979	331,325
Pendrell Corp.*	30,847	22,210
Resources Connection, Inc.	6,548	98,678
RPX Corp.*	9,022	123,782
The Advisory Board Co.*	7,231	329,300
TriNet Group, Inc.*	6,938	116,558
TrueBlue, Inc.*	7,103	159,604
Volt Information Sciences, Inc.*	1,697	15,443
VSE Corp.	790	31,655
WageWorks, Inc.*	6,157	277,558
		3,959,518
Road & Rail 0.7%
ArcBest Corp.	4,472	115,243
Celadon Group, Inc.	4,869	78,001
Con-way, Inc.	9,760	463,112
Covenant Transportation Group, Inc. "A"*	2,085	37,467
Heartland Express, Inc. (a)	8,579	171,065
Knight Transportation, Inc.	10,618	254,832
Marten Transport Ltd.	4,221	68,254
P.A.M. Transportation Services, Inc.*	585	19,334
Roadrunner Transportation Systems, Inc.*	4,643	85,431
Saia, Inc.*	4,367	135,159
Swift Transportation Co.*	15,090	226,652
Universal Truckload Services, Inc.	1,589	24,741
USA Truck, Inc.*	1,751	30,170
Werner Enterprises, Inc.	7,638	191,714
YRC Worldwide, Inc.*	5,683	75,357
		1,976,532
Trading Companies & Distributors 0.6%
Aircastle Ltd.	10,850	223,618
Applied Industrial Technologies, Inc.	6,848	261,251
Beacon Roofing Supply, Inc.*	8,505	276,327
CAI International, Inc.*	3,112	31,369
DXP Enterprises, Inc.*	2,027	55,297
H&E Equipment Services, Inc.	5,447	91,074
Kaman Corp.	4,679	167,742
Lawson Products, Inc.*	1,030	22,300
MRC Global, Inc.*	17,571	195,917
Neff Corp. "A"*	2,041	11,409
Rush Enterprises, Inc. "A"*	5,990	144,958
Stock Building Supply Holdings, Inc.*	2,238	39,411
TAL International Group, Inc. (a)	5,760	78,739
Textainer Group Holdings Ltd. (a)	3,931	64,822
Titan Machinery, Inc.*	3,212	36,874
Univar, Inc.*	6,918	125,562
Veritiv Corp.* (a)	1,449	53,961
		1,880,631
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	10,240	124,928
Information Technology 17.2%
Communications Equipment 1.6%
ADTRAN, Inc.	8,894	129,852
Aerohive Networks, Inc.*	4,136	24,733
Alliance Fiber Optic Products, Inc.	2,451	41,888
Applied Optoelectronics, Inc.* (a)	2,756	51,758
Bel Fuse, Inc. "B"	1,950	37,908
Black Box Corp.	2,448	36,084
CalAmp Corp.*	5,982	96,250
Calix, Inc.*	8,095	63,060
Ciena Corp.*	21,512	445,729
Clearfield, Inc.* (a)	1,783	23,946
Comtech Telecommunications Corp.	2,921	60,202
Digi International, Inc.*	4,254	50,155
EMCORE Corp.*	2,719	18,489
Extreme Networks, Inc.*	17,040	57,254
Finisar Corp.* (a)	18,100	201,453
Harmonic, Inc.*	14,956	86,745
Infinera Corp.*	22,881	447,552
InterDigital, Inc.	6,261	316,807
Ixia*	10,117	146,595
KVH Industries, Inc.*	3,080	30,800
NETGEAR, Inc.*	5,525	161,164
NetScout Systems, Inc.*	15,745	556,901
Novatel Wireless, Inc.*	6,681	14,765
Oclaro, Inc.* (a)	16,214	37,292
Plantronics, Inc.	6,057	307,998
Polycom, Inc.*	23,501	246,291
Ruckus Wireless, Inc.*	12,440	147,787
ShoreTel, Inc.*	10,528	78,644
Sonus Networks, Inc.*	9,086	51,972
Ubiquiti Networks, Inc. (a)	5,361	181,684
ViaSat, Inc.* (a)	7,344	472,146
		4,623,904
Electronic Equipment, Instruments & Components 2.5%
Agilysys, Inc.*	2,773	30,836
Anixter International, Inc.* (a)	4,929	284,798
AVX Corp.	8,171	106,958
Badger Meter, Inc.	2,542	147,589
Belden, Inc.	7,404	345,693
Benchmark Electronics, Inc.*	8,943	194,600
Checkpoint Systems, Inc.	7,456	54,056
Coherent, Inc.*	4,140	226,458
Control4 Corp.* (a)	3,702	30,208
CTS Corp.	5,897	109,153
Daktronics, Inc.	6,599	57,213
DTS, Inc.*	2,854	76,202
Electro Rent Corp.	3,196	33,174
Fabrinet*	6,290	115,296
FARO Technologies, Inc.*	2,957	103,495
FEI Co.	7,214	526,911
GSI Group, Inc.*	6,109	77,768
II-VI, Inc.*	9,223	148,306
Insight Enterprises, Inc.*	6,707	173,376
InvenSense, Inc.* (a)	13,435	124,811
Itron, Inc.* (a)	6,663	212,616
Kimball Electronics, Inc.*	4,660	55,594
Knowles Corp.* (a)	15,101	278,311
Littelfuse, Inc.	3,886	354,209
Mercury Systems, Inc.*	5,494	87,410
Mesa Laboratories, Inc.	487	54,252
Methode Electronics, Inc.	6,634	211,625
MTS Systems Corp.	2,494	149,914
Multi-Fineline Electronix, Inc.*	1,328	22,178
Newport Corp.*	6,818	93,747
OSI Systems, Inc.*	3,433	264,204
Park Electrochemical Corp.	3,367	59,226
PC Connection, Inc.	1,743	36,132
Plexus Corp.*	5,843	225,423
RealD, Inc.*	6,776	65,117
Rofin-Sinar Technologies, Inc.*	4,900	127,057
Rogers Corp.*	3,274	174,111
Sanmina Corp.*	13,982	298,795
ScanSource, Inc.*	4,790	169,853
SYNNEX Corp. (a)	4,922	418,665
Tech Data Corp.*	6,245	427,782
TTM Technologies, Inc.*	9,862	61,440
Universal Display Corp.*	6,841	231,910
Vishay Intertechnology, Inc. (a)	22,914	222,037
Vishay Precision Group, Inc.*	2,457	28,477
		7,296,986
Internet Software & Services 2.6%
Actua Corp.*	6,863	80,709
Alarm.com Holdings, Inc.*	1,384	16,137
Amber Road, Inc.* (a)	3,143	13,263
Angie's List, Inc.*	6,541	32,967
Apigee Corp.* (a)	910	9,601
Appfolio, Inc. "A"*	967	16,294
Bankrate, Inc.*	11,634	120,412
Bazaarvoice, Inc.*	10,058	45,362
Benefitfocus, Inc.* (a)	1,400	43,750
Blucora, Inc.*	7,107	97,863
Box, Inc. "A"*	2,318	29,160
Brightcove, Inc.*	6,270	30,848
Carbonite, Inc.*	3,452	38,421
Care.com, Inc.*	3,405	17,502
ChannelAdvisor Corp.*	3,632	36,102
Cimpress NV* (a)	5,598	426,064
comScore, Inc.*	5,956	274,869
Constant Contact, Inc.*	5,346	129,587
Cornerstone OnDemand, Inc.*	9,229	304,557
Coupons.com, Inc.* (a)	10,833	97,497
Cvent, Inc.* (a)	4,149	139,655
Dealertrack Technologies, Inc.*	9,382	592,567
Demandware, Inc.* (a)	5,765	297,935
DHI Group, Inc.*	7,696	56,258
EarthLink Holdings Corp.	17,387	135,271
Endurance International Group Holdings, Inc.* (a)	9,930	132,665
Envestnet, Inc.*	6,020	180,419
Everyday Health, Inc.*	3,835	35,052
Five9, Inc.*	4,224	15,629
Gogo, Inc.* (a)	9,741	148,843
GrubHub, Inc.*	12,881	313,524
GTT Communications, Inc.*	4,339	100,925
Hortonworks, Inc.* (a)	1,333	29,179
Internap Corp.*	9,473	58,070
Intralinks Holdings, Inc.*	6,568	54,449
j2 Global, Inc.	8,316	589,189
Limelight Networks, Inc.*	8,915	17,028
Liquidity Services, Inc.*	4,070	30,077
LivePerson, Inc.*	9,936	75,116
LogMeIn, Inc.*	4,295	292,747
Marchex, Inc. "B"	6,394	25,768
Marin Software, Inc.*	5,130	16,057
Marketo, Inc.*	5,856	166,428
MaxPoint Interactive, Inc.*	1,219	4,974
Millennial Media, Inc.* (a)	21,223	37,140
MINDBODY, Inc. "A"*	1,229	19,209
Monster Worldwide, Inc.* (a)	15,040	96,557
New Relic, Inc.*	1,066	40,625
NIC, Inc.	11,309	200,282
OPOWER, Inc.* (a)	4,637	41,316
Q2 Holdings, Inc.*	3,456	85,432
QuinStreet, Inc.*	6,769	37,568
RealNetworks, Inc.*	4,458	18,233
Reis, Inc.	1,434	32,480
RetailMeNot, Inc.*	6,429	52,975
Rocket Fuel, Inc.*	4,686	21,884
SciQuest, Inc.*	4,540	45,400
Shutterstock, Inc.* (a)	3,302	99,852
SPS Commerce, Inc.*	2,793	189,617
Stamps.com, Inc.*	2,394	177,180
TechTarget, Inc.*	3,233	27,545
Textura Corp.* (a)	3,512	90,750
Travelzoo, Inc.*	1,394	11,528
TrueCar, Inc.* (a)	8,686	45,254
United Online, Inc.*	2,605	26,050
Web.com Group, Inc.*	7,553	159,217
WebMD Health Corp.*	6,542	260,633
Wix.com Ltd.*	3,116	54,281
Xactly Corp.*	1,326	10,343
XO Group, Inc.*	4,792	67,711
Xoom Corp.*	5,330	132,610
		7,450,462
IT Services 2.4%
6D Global Technologies, Inc.* (a)	3,513	10,223
Acxiom Corp.*	13,631	269,349
Blackhawk Network Holdings, Inc.*	9,330	395,499
CACI International, Inc. "A"*	4,186	309,638
Cardtronics, Inc.*	7,744	253,229
Cass Information Systems, Inc.	1,879	92,315
CIBER, Inc.*	12,125	38,557
Convergys Corp. (a)	17,128	395,828
CSG Systems International, Inc.	5,507	169,616
Datalink Corp.*	3,701	22,095
EPAM Systems, Inc.*	8,482	632,079
Euronet Worldwide, Inc.*	8,983	665,550
Everi Holdings, Inc.*	11,327	58,107
EVERTEC, Inc.	11,454	206,974
Exlservice Holdings, Inc.*	5,699	210,464
Forrester Research, Inc.	1,649	51,845
Heartland Payment Systems, Inc.	6,280	395,703
Lionbridge Technologies, Inc.*	10,164	50,210
Luxoft Holding, Inc.*	3,162	200,123
ManTech International Corp. "A"	4,308	110,716
MAXIMUS, Inc.	11,368	677,078
Moduslink Global Solutions, Inc.*	7,578	21,673
MoneyGram International, Inc.*	4,479	35,922
NeuStar, Inc. "A"* (a)	9,648	262,522
Perficient, Inc.*	6,146	94,833
PFSweb, Inc.*	2,143	30,473
Science Applications International Corp.	7,938	319,187
ServiceSource International, Inc.*	9,512	38,048
Sykes Enterprises, Inc.*	6,714	171,207
Syntel, Inc.*	5,359	242,816
TeleTech Holdings, Inc.	2,698	72,279
The Hackett Group, Inc.	3,867	53,171
Unisys Corp.*	8,581	102,114
Virtusa Corp.*	5,062	259,731
		6,919,174
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	6,895	181,339
Advanced Micro Devices, Inc.* (a)	108,066	185,874
Alpha & Omega Semiconductor Ltd.*	3,295	25,668
Ambarella, Inc.* (a)	5,355	309,465
Amkor Technology, Inc.*	17,559	78,840
Applied Micro Circuits Corp.* (a)	14,603	77,542
Axcelis Technologies, Inc.*	18,149	48,458
Brooks Automation, Inc.	11,244	131,667
Cabot Microelectronics Corp.*	4,189	162,282
Cascade Microtech, Inc.*	2,486	35,152
Cavium, Inc.*	9,510	583,629
CEVA, Inc.*	3,419	63,491
Cirrus Logic, Inc.*	10,769	339,331
Cohu, Inc.	4,122	40,643
Diodes, Inc.*	6,167	131,789
DSP Group, Inc.*	4,281	39,000
Entegris, Inc.* (a)	24,457	322,588
Exar Corp.*	6,502	38,687
Fairchild Semiconductor International, Inc.*	20,244	284,226
FormFactor, Inc.*	10,237	69,407
Inphi Corp.*	6,369	153,111
Integrated Device Technology, Inc.*	25,405	515,722
Integrated Silicon Solution, Inc.	5,641	121,225
Intersil Corp. "A"	22,219	259,962
IXYS Corp.	4,242	47,341
Kopin Corp.*	12,627	39,649
Lattice Semiconductor Corp.*	20,337	78,297
MA-COM Technology Solutions Holdings, Inc.*	4,164	120,714
Mattson Technology, Inc.*	13,294	30,975
MaxLinear, Inc. "A"*	8,669	107,842
Microsemi Corp.*	16,294	534,769
MKS Instruments, Inc.	9,142	306,531
Monolithic Power Systems, Inc.	6,909	353,741
Nanometrics, Inc.*	4,116	49,968
NeoPhotonics Corp.*	4,959	33,771
NVE Corp.	835	40,531
OmniVision Technologies, Inc.*	9,896	259,869
PDF Solutions, Inc.*	4,796	47,960
Pericom Semiconductor Corp.	3,584	65,408
Photronics, Inc.*	11,788	106,799
PMC-Sierra, Inc.*	29,309	198,422
Power Integrations, Inc.	4,954	208,910
Rambus, Inc.*	19,740	232,932
Rudolph Technologies, Inc.*	5,643	70,255
Semtech Corp.*	11,523	173,997
Sigma Designs, Inc.*	6,287	43,317
Silicon Laboratories, Inc.*	7,342	304,987
Synaptics, Inc.* (a)	6,311	520,405
Tessera Technologies, Inc.	9,062	293,699
Ultra Clean Holdings, Inc.*	5,730	32,890
Ultratech, Inc.*	4,953	79,347
Veeco Instruments, Inc.*	7,068	144,965
Xcerra Corp.*	8,694	54,598
		8,781,987
Software 4.4%
A10 Networks, Inc.*	6,025	36,090
ACI Worldwide, Inc.*	20,301	428,757
American Software, Inc. "A"	4,688	44,161
Aspen Technology, Inc.*	14,603	553,600
AVG Technologies NV*	6,926	150,640
Barracuda Networks, Inc.* (a)	1,259	19,615
Blackbaud, Inc.	8,151	457,434
Bottomline Technologies de, Inc.*	7,086	177,221
BroadSoft, Inc.*	4,942	148,062
Callidus Software*	9,622	163,478
Code Rebel Corp.* (a)	227	1,616
CommVault Systems, Inc.*	7,826	265,771
Digimarc Corp.*	1,420	43,381
Digital Turbine, Inc.*	8,641	15,640
Ebix, Inc. (a)	4,688	117,012
Ellie Mae, Inc.*	5,049	336,112
EnerNOC, Inc.*	4,068	32,137
EPIQ Systems, Inc.	5,248	67,804
ePlus, Inc.*	950	75,117
Fair Isaac Corp.	5,364	453,258
FleetMatics Group PLC* (a)	6,615	324,730
Gigamon, Inc.*	4,853	97,109
Globant SA*	2,548	77,943
Glu Mobile, Inc.*	20,187	88,217
Guidance Software, Inc.*	3,374	20,311
Guidewire Software, Inc.* (a)	12,010	631,486
HubSpot, Inc.*	3,161	146,576
Imperva, Inc.*	4,572	299,375
Infoblox, Inc.*	9,864	157,627
Interactive Intelligence Group*	2,837	84,287
Jive Software, Inc.*	7,398	34,549
Manhattan Associates, Inc.*	12,635	787,160
Mentor Graphics Corp.	17,191	423,414
MicroStrategy, Inc. "A"*	1,610	316,317
MobileIron, Inc.*	6,904	21,402
Model N, Inc.*	3,754	37,578
Monotype Imaging Holdings, Inc.	6,806	148,507
Park City Group, Inc.* (a)	1,860	19,660
Paycom Software, Inc.*	5,462	196,140
Paylocity Holding Corp.*	2,606	78,154
Pegasystems, Inc.	6,024	148,251
Progress Software Corp.*	8,785	226,917
Proofpoint, Inc.* (a)	6,722	405,471
PROS Holdings, Inc.*	3,938	87,187
QAD, Inc. "A"	1,815	46,464
Qlik Technologies, Inc.*	15,608	568,912
Qualys, Inc.*	4,156	118,280
Rapid7, Inc.*	1,376	31,304
RealPage, Inc.*	9,083	150,959
RingCentral, Inc. "A"*	9,154	166,145
Rovi Corp.* (a)	14,927	156,584
Rubicon Project, Inc.*	4,556	66,199
Sapiens International Corp.	4,481	51,621
Seachange International, Inc.*	6,338	39,929
Silver Spring Networks, Inc.*	5,895	75,928
Synchronoss Technologies, Inc.* (a)	6,734	220,875
Take-Two Interactive Software, Inc.*	14,474	415,838
Tangoe, Inc.* (a)	6,819	49,097
TeleCommunication Systems, Inc. "A"*	9,403	32,346
TeleNav, Inc.*	4,719	36,855
TiVo, Inc.*	16,969	146,952
TubeMogul, Inc.*	2,480	26,090
Tyler Technologies, Inc.*	5,769	861,369
Varonis Systems, Inc.*	1,592	24,803
VASCO Data Security International, Inc.* (a)	4,913	83,718
Verint Systems, Inc.*	10,534	454,542
Virnetx Holding Corp.* (a)	8,276	29,463
Workiva, Inc.*	1,335	20,279
Xura, Inc.*	3,752	83,970
Yodlee, Inc.*	3,229	52,084
Zendesk, Inc.*	9,323	183,756
Zix Corp.*	9,271	39,031
		12,678,667
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.*	5,742	45,706
Cray, Inc.*	7,088	140,413
Diebold, Inc.	11,037	328,572
Dot Hill Systems Corp.*	9,917	96,492
Eastman Kodak Co.*	2,756	43,049
Electronics for Imaging, Inc.*	7,998	346,154
Imation Corp.*	6,231	13,272
Immersion Corp.*	4,533	50,906
Nimble Storage, Inc.* (a)	8,828	212,931
QLogic Corp.*	15,135	155,134
Quantum Corp.*	35,468	24,732
Silicon Graphics International Corp.*	6,646	26,119
Stratasys Ltd.* (a)	8,727	231,178
Super Micro Computer, Inc.*	6,439	175,527
Violin Memory, Inc.* (a)	16,156	22,295
		1,912,480
Materials 3.5%
Chemicals 1.7%
A. Schulman, Inc.	4,904	159,233
American Vanguard Corp.	4,745	54,852
Axiall Corp.	12,175	191,026
Balchem Corp.	5,306	322,446
Calgon Carbon Corp.	9,127	142,199
Chase Corp.	1,277	50,301
Chemtura Corp.*	11,680	334,282
Core Molding Technologies, Inc.*	1,367	25,221
Ferro Corp.*	12,863	140,850
Flotek Industries, Inc.* (a)	9,248	154,442
FutureFuel Corp.	3,939	38,917
H.B. Fuller Co. (a)	8,625	292,732
Hawkins, Inc.	1,770	68,145
Innophos Holdings, Inc.	3,378	133,904
Innospec, Inc.	4,073	189,435
Intrepid Potash, Inc.*	10,126	56,098
KMG Chemicals, Inc.	1,853	35,744
Koppers Holdings, Inc.	3,310	66,763
Kraton Performance Polymers, Inc.*	5,545	99,255
Kronos Worldwide, Inc.	3,089	19,183
LSB Industries, Inc.*	3,467	53,114
Minerals Technologies, Inc.	6,035	290,646
Olin Corp. (a)	13,243	222,615
OM Group, Inc.	5,243	172,442
Omnova Solutions, Inc.*	7,740	42,880
PolyOne Corp.	15,235	446,995
Quaker Chemical Corp.	2,313	178,286
Rayonier Advanced Materials, Inc.	7,224	44,211
Rentech, Inc.*	3,832	21,459
Senomyx, Inc.*	7,340	32,736
Sensient Technologies Corp.	7,987	489,603
Stepan Co.	3,386	140,891
Trecora Resources*	3,724	46,252
Tredegar Corp.	4,473	58,507
Trinseo SA*	1,828	46,157
Tronox Ltd. "A"	11,102	48,516
Valhi, Inc.	3,392	6,411
		4,916,749
Construction Materials 0.2%
Headwaters, Inc.*	12,831	241,223
Summit Materials, Inc. "A"*	4,543	85,272
U.S. Concrete, Inc.*	2,421	115,700
United States Lime & Minerals, Inc.	377	17,210
		459,405
Containers & Packaging 0.3%
AEP Industries, Inc.*	614	35,201
Berry Plastics Group, Inc.*	20,523	617,126
Greif, Inc. "A"	5,166	164,847
Myers Industries, Inc.	4,338	58,129
		875,303
Metals & Mining 0.8%
AK Steel Holding Corp.* (a)	30,445	73,372
Carpenter Technology Corp.	8,554	254,653
Century Aluminum Co.*	8,751	40,255
Cliffs Natural Resources, Inc. (a)	27,214	66,402
Coeur Mining, Inc.*	23,162	65,317
Commercial Metals Co. (a)	19,463	263,724
Globe Specialty Metals, Inc.	10,985	133,248
Handy & Harman Ltd.*	322	7,722
Haynes International, Inc.	2,006	75,907
Hecla Mining Co. (a)	63,065	124,238
Horsehead Holding Corp.* (a)	10,062	30,588
Kaiser Aluminum Corp. (a)	2,925	234,731
Materion Corp.	3,557	106,781
Olympic Steel, Inc.	1,750	17,413
Real Industry, Inc.*	4,354	38,402
Ryerson Holding Corp.*	2,379	12,490
Schnitzer Steel Industries, Inc. "A"	4,418	59,820
Stillwater Mining Co.* (a)	20,846	215,339
SunCoke Energy, Inc.	11,581	90,100
TimkenSteel Corp.	7,085	71,700
Worthington Industries, Inc.	8,342	220,896
		2,203,098
Paper & Forest Products 0.5%
Boise Cascade Co.*	6,776	170,891
Clearwater Paper Corp.*	3,298	155,797
Deltic Timber Corp.	1,849	110,589
KapStone Paper & Packaging Corp.	14,733	243,242
Louisiana-Pacific Corp.*	24,297	345,989
Neenah Paper, Inc.	2,849	166,040
P.H. Glatfelter Co.	7,473	128,685
Schweitzer-Mauduit International, Inc.	5,175	177,916
Wausau Paper Corp.	6,759	43,258
		1,542,407
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.8%
8x8, Inc.*	15,416	127,490
Atlantic Tele-Network, Inc.	1,814	134,109
Cincinnati Bell, Inc.*	35,927	112,092
Cogent Communications Holdings, Inc.	7,917	215,026
Consolidated Communications Holdings, Inc. (a)	8,729	168,208
FairPoint Communications, Inc.*	3,419	52,687
General Communication, Inc. "A"*	5,844	100,867
Globalstar, Inc.* (a)	79,932	125,493
Hawaiian Telcom Holdco, Inc.*	2,028	42,142
IDT Corp. "B"	2,641	37,766
inContact, Inc.* (a)	10,584	79,486
Inteliquent, Inc.	5,561	124,177
Intelsat SA*	4,200	27,006
Iridium Communications, Inc.* (a)	13,513	83,105
Lumos Networks Corp.	3,779	45,953
Orbcomm, Inc.*	10,940	61,045
Pacific DataVision, Inc.* (a)	2,302	68,830
Premiere Global Services, Inc.*	8,334	114,509
Straight Path Communications, Inc. "B"* (a)	1,660	67,081
Vonage Holdings Corp.*	31,838	187,208
Windstream Holdings, Inc. (a)	17,899	109,900
		2,084,180
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,461	53,497
NTELOS Holdings Corp.*	3,297	29,772
Shenandoah Telecommunications Co.	4,090	175,093
Spok Holdings, Inc.	3,740	61,560
		319,922
Utilities 3.7%
Electric Utilities 1.3%
ALLETE, Inc.	8,272	417,653
Cleco Corp.	10,411	554,282
El Paso Electric Co.	7,021	258,513
Empire District Electric Co.	7,496	165,137
Genie Energy Ltd. "B"	2,225	18,312
IDACORP, Inc.	8,648	559,612
MGE Energy, Inc.	5,930	244,257
Otter Tail Corp.	6,307	164,360
PNM Resources, Inc.	13,570	380,639
Portland General Electric Co.	15,259	564,125
Spark Energy, Inc. "A"	761	12,595
UIL Holdings Corp.	9,661	485,658
Unitil Corp.	2,464	90,872
		3,916,015
Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,519	133,709
New Jersey Resources Corp.	14,606	438,618
Northwest Natural Gas Co. (a)	4,706	215,723
ONE Gas, Inc. (a)	8,998	407,879
Piedmont Natural Gas Co., Inc. (a)	13,660	547,356
South Jersey Industries, Inc.	11,717	295,854
Southwest Gas Corp.	7,997	466,385
The Laclede Group, Inc.	7,398	403,413
WGL Holdings, Inc.	8,482	489,157
		3,398,094
Independent Power & Renewable Eletricity Producers 0.5%
Abengoa Yield PLC	8,559	141,651
Atlantic Power Corp.	19,667	36,581
Dynegy, Inc.*	21,937	453,438
NRG Yield, Inc. "C" (a)	16,757	191,731
Ormat Technologies, Inc. (a)	6,466	220,038
Pattern Energy Group, Inc. (a)	9,523	181,794
Talen Energy Corp.*	14,186	143,279
TerraForm Global, Inc. "A"*	7,390	49,217
Vivint Solar, Inc.* (a)	3,705	38,828
		1,456,557
Multi-Utilities 0.4%
Avista Corp.	10,619	353,082
Black Hills Corp.	7,834	323,858
NorthWestern Corp.	8,050	433,331
		1,110,271
Water Utilities 0.3%
American States Water Co.	6,518	269,845
Artesian Resources Corp. "A"	1,483	35,800
California Water Service Group	8,201	181,406
Connecticut Water Service, Inc.	2,021	73,807
Consolidated Water Co., Ltd.	2,624	30,438
Middlesex Water Co.	2,628	62,652
SJW Corp.	2,782	85,546
York Water Co.	2,139	44,962
		784,456
Total Common Stocks (Cost $243,886,508)		283,972,878
Rights 0.0%
Health Care 0.0%
Furiex Pharmaceuticals, Inc. *	1,386	13,542
Omthera Pharmaceutical, Inc. *	1,167	700
Telecommunication Services 0.0%
Leap Wireless International, Inc. *	10,664	26,020
Total Rights (Cost $40,415)		40,262
Warrant 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a) (Cost $0)	3,420	1
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.045% **, 10/8/2015 (b) (Cost $1,519,987)	1,520,000	1,520,005
	Shares	Value ($)
Securities Lending Collateral 17.2%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $49,487,317)	49,487,317	49,487,317
Cash Equivalents 1.3%
Central Cash Management Fund, 0.12% (c) (Cost $3,768,086)	3,768,086	3,768,086
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $298,702,313) †	117.5	338,788,549
Other Assets and Liabilities, Net	(17.5)	(50,509,248)
Net Assets	100.0	288,279,301

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $302,639,628. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $36,148,921. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,619,689 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,470,768.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $48,944,829, which is 17.0% of net assets.
(b)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	12/18/2015	40	4,383,600	(172,439)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$283,962,655	—	10,223	283,972,878
Rights (e)	—	—	40,262	40,262
Warrants	—	—	1	1
Government & Agency Obligation	—	1,520,005	—	1,520,005
Short-Term Investments (e)	53,255,403	—	—	53,255,403
Total	$337,218,058	1,520,005	50,486	338,788,549
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(172,439)	—	—	(172,439)
Total	$(172,439)	—	—	(172,439)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (172,439)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015